As filed with the Securities and Exchange Commission on October 11, 1995


                        1933 Act Registration No. 2-86271
                           1940 Act File No. 811-3838
------------------------------------------------------------------------------

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |_|
                       Pre-Effective Amendment No.  ____                   |_|

                     Post-Effective Amendment No.    11                    |X|

                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|

                              Amendment No. 17                             |X|

                              --------------------

                       STATE STREET RESEARCH CAPITAL TRUST

                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III

               Senior Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111

                              Thomas J. Kelly, Esq.
                           Mintz, Levin, Cohn, Ferris,
                             Glovsky and Popeo, P.C.
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

      It is proposed that this filing will become effective under Rule 485:

          |_| Immediately upon filing pursuant to paragraph (b),

          |X| On October 23, 1995 pursuant to paragraph (b),

          |_| 60 days after filing pursuant to paragraph (a)(1), |_| On ______________ pursuant to paragraph (a)(1),
          |_| 75 days after filing pursuant to paragraph (a)(2),

          |_| On ______________ pursuant to paragraph (a)(2).

              If appropriate, check the following box:
          |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      -------------------------------------

The Registrant hereby declares that, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"), it has registered an indefinite number of shares of beneficial interest, par value $.001 per share, in each of the State Street Research Capital Fund series, the State Street Research Small Capitalization Growth Fund series and the State Street Research Small Capitalization Value Fund series of the Registrant, which shares are designated as Class A shares, Class B shares, Class C shares and Class D shares. A Rule 24f-2 Notice for the fiscal year ended September 30, 1995 will be filed on or about November 30, 1995.


------------------------------------------------------------------------------
------------------------------------------------------------------------------


                                                                   CROSS REFERENCE SHEET

                                                                  Pursuant to Rule 481(a)
                                                                  -----------------------

                                                                          Part A
                                                                          ------


                                                                   CAPTION OR LOCATION               CAPTION OR LOCATION
                               CAPTION OR LOCATION                 IN PROSPECTUS FOR                 IN PROSPECTUS FOR
                               IN PROSPECTUS FOR                   STATE STREET RESEARCH             STATE STREET
                               STATE STREET                        SMALL CAPITALIZATION              RESEARCH SMALL
FORM N-1A ITEM NO.             RESEARCH CAPITAL FUND               GROWTH FUND                       CAPITALIZATION VALUE FUND
------------------             ----------------------              -------------------------         -------------------------


 1.   Cover Page               Same                                Same                              Same

 2.   Synopsis                 Table of Expenses                   Table of Expenses                 Table of Expenses

 3.   Condensed Financial      Financial Highlights;               Financial Highlights;             Financial Highlights;
      Information              Calculation of Performance Data     Calculation of Performance Data   Calculation of Performance Data

 4.   General Description      The Funds' Investments; Limiting    The Fund's Investments;           The Fund's Investments;
      of Registrant            Investment Risk; The Fund           Limiting Investment Risk;         Limiting Investment Risk;
                               and its Shares                      The Fund and its Shares           The Fund and its Shares

 5.   Management of the        Management of the Fund;             Management of the Fund;           Management of the Fund;
      Fund                     Purchase of Shares;                 Purchase of Shares;               Purchase of Shares;
                               Shareholder Services                Shareholder Services              Shareholder Services

5A.   Management's             [To be included in Annual           [To be included in Annual         [To be included in Annual
      Discussion of Fund       Reports to Shareholders]            Reports to Shareholders]          Reports to Shareholders]
      Performance

 6.   Capital Stock and        The Fund and its Shares;            The Fund and its Shares;          The Fund and its Shares;
      Other Securities         Management of the Fund;             Management of the Fund;           Management of the Fund;
                               Dividends and Distributions;        Dividends and Distributions;      Dividends and Distributions;
                               Taxes; Shareholder Services         Taxes; Shareholder Services       Taxes; Shareholder Services

 7.   Purchase of              Purchase of Shares;                 Purchase of Shares;               Purchase of Shares;
      Securities Being         Shareholder Services                Shareholder Services              Shareholder Services
      Offered

 8.   Redemption or            Redemption of Shares;               Redemption of Shares;             Redemption of Shares;
      Repurchase               Shareholder Services                Shareholder Services              Shareholder Services

 9.   Legal Proceedings        Not Applicable                      Not Applicable                    Not Applicable

10.   Cover Page               Same                                Same                              Same

11.   Table of Contents        Same                                Same                              Same

12.   General Information      Not Applicable                      Not Applicable                    Not Applicable
      and History

13.   Investment               Additional Investment               Additional Investment             Investment Policies and
      Objectives               Policies and Restrictions;          Policies and Restrictions;        Restrictions; Additional
      and Policies             Additional Information              Additional Information            Information Concerning
                               Concerning Certain                  Concerning Certain                Certain Investment
                               Investment Techniques;              Investment Techniques;            Techniques; Debt
                               Money Market Instrument and         Debt Instruments and              Instruments and Permitted
                               Permitted Cash Investments;         Permitted Cash Investments;       Cash Investments;
                               Rating Categories of Debt           Rating Categories of Debt         Portfolio Transactions
                               Securities; Portfolio Transactions  Securities; Portfolio Transactions



                                                                             2



                                                                          Part B
                                                                          ------



                                                                   CAPTION OR LOCATION               CAPTION OR LOCATION
                                                                   IN STATEMENT OF                   IN STATEMENT OF
                               CAPTION OR LOCATION                 ADDITIONAL INFORMATION            ADDITIONAL INFORMATION
                               IN STATEMENT OF                     FOR STATE STREET                  FOR STATE STREET
                               ADDITIONAL INFORMATION              RESEARCH                          RESEARCH SMALL
                               FOR STATE STREET                    SMALL CAPITALIZATION              CAPITALIZATION
FORM N-1A ITEM NO.             RESEARCH CAPITAL FUND               GROWTH FUND                       VALUE FUND
------------------             ----------------------              -------------------------         -----------------------


14.   Management of the        Trustees and Officers               Trustees and Officers             Trustees and Officers
      Registrant

15.   Control Persons and      Trustees and Officers               Trustees and Officers             Trustees and Officers
      Principal Holders of
      Securities

16.   Investment               Investment Advisory Services;       Investment Advisory Services;     Investment Advisory Services;
      Advisory and             Custodian; Independent              Custodian; Independent            Custodian; Independent
      Other Services           Accountants; Distribution of        Accountants; Distribution of      Accountants; Distribution of
                               Shares of the Fund                  Shares of the Fund                Shares of the Fund

17.   Brokerage Allocation     Portfolio Transactions              Portfolio Transactions            Portfolio Transactions

18.   Capital Stock and        Not Applicable (Description in      Not Applicable (Description       Not Applicable (Description
      Other Securities         Prospectus)                         in Prospectus)                    in Prospectus)

19.   Purchase, Redemption     Purchase and Shares; Redemption     Purchase of Shares; Redemption    Purchase of Shares; Redemption
      and Pricing of           of Shares; Net Asset Value          of Shares; Net Asset Value        of Shares; Net Asset Value
      Securities Being
      Offered

20.   Tax Status               Certain Tax Matters                 Certain Tax Matters               Certain Tax Matters

21.   Underwriters             Distribution of Shares of the       Distribution of Shares of the     Distribution of Shares of the
                               Fund                                Fund                              Fund

22.   Calculation of           Calculation of Performance          Calculation of Performance        Calculation of Performance
      Performance Data         Data                                Data                              Data

23.   Financial Statements     Financial Statements                Financial Statements              Financial Statements


                      Supplement No. 3 dated October 23, 1995
               (Supplanting Supplement No. 2 dated July 17, 1995)
                                       to
                        Prospectus dated February 1, 1995
                                       for
              STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND
                 a series of State Street Research Capital Trust

Share Classes Available

   At the present time, only Class A shares are generally available for purchase.

   For information on the availability of other classes of shares, contact the Distributor.

Financial Highlights (Unaudited)

      This information should be read in conjunction with the unaudited financial statements and notes thereto included in the Statement of Additional Information.
      For a share outstanding from February 13, 1995 (commencement of operations) to September 30, 1995:

                                 Class A    Class B    Class C    Class D
                                 -------    -------    -------    -------
Net asset value,
  beginning of period            $ 9.55    $ 9.55      $ 9.55     $ 9.55
Net investment income*              .07       .02         .09        .02
Net unrealized gain
  on investments                   1.51      1.51        1.51       1.51
                                 ------    ------      ------     ------
Net asset value,
  end of period                  $11.13    $11.08      $11.15     $11.08
                                 ======    ======      ======     ======
Total return+                     16.54%    16.02%      16.75%     16.02%
Net assets at end
  of period (000s)               $5,782      $116        $117       $116
Ratio of operating
  expenses to average
  net assets*                      1.45%++   2.20%++     1.20%++    2.20%++
Ratio of net investment
  income to average
  net assets*                      1.05%++   0.32%++     1.32%++    0.32%++
Portfolio turnover rate           47.34%    47.34%      47.34%     47.34%
__________________
* Reflects voluntary
  assumption of fees
  or expenses per
  share in each period            $0.15     $0.15       $0.15      $0.15
+ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
++Annualized.


Table of Expenses

The last sentence of the second paragraph under the caption "Table of Expenses" at page 5 of the Prospectus is hereby revised as follows:

"For the period February 13, 1995 (commencement of operations) through September 30, 1995, Total Fund Operating expenses as a percentage of average net assets of Class A, Class B, Class C and Class D shares of the Fund would have been 3.69%, 4.44%, 3.44% and 4.44%, respectively, in the absence of the voluntary assumption of fees or expenses by the Distributor and its affiliates, which amounted to 2.24%, 2.24%, 2.24% and 2.24%, respectively."


Minimum Investment

      The section under the caption "Purchase of Shares -- Minimum Investment" is revised in its entirety as follows:


                                      "Class of Shares
                                      ----------------
                            A          B             C            D
                         --------------------------------------------
Minimum Initial Investment
    By Wire              $5,000      $5,000         (a)        $5,000
    IRAs                 $2,000      $2,000         (a)        $2,000
    By Investamatic      $1,000      $1,000         (a)        $1,000
    All other            $2,500      $2,500         (a)        $2,500
Minimum Subsequent Investment
    By Wire              $5,000      $5,000         (a)        $5,000
    IRAs                    $50         $50         (a)           $50
    By Investamatic         $50         $50         (a)           $50
    All other               $50         $50         (a)           $50

(a)  Special conditions apply; contact the Distributor.

      The Fund reserves the right to vary the minimums for initial or subsequent investments from time to time as in the case of, for example, exchanges and investments under various retirement and employee benefit plans, sponsored arrangements involving group solicitations of the members of an organization, or other investment plans such as for reinvestment of dividends and distributions or for periodic investments (e.g., Investamatic Check Program)."


Other Programs

      Immediately after the first sentence of the first paragraph under the caption "Purchase of Shares -- Class A Shares -- Initial Sales Charges -- Other Programs," the following is added:

     "Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established from time to time by the Distributor, in the event the Distributor determines to implement such arrangements."

Additional Information

     Under the caption "Redemption of Shares -- Additional Information," the first paragraph is revised in its entirety as follows:

     "Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account."

Investment Plans

     The first paragraph under the caption "Shareholder Services -- Investment Plans" is revised in its entirety to read as follows:

          "The Fund offers Class A, Class B and Class D shareholders the Investamatic Check Program. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Application available from Shareholder Services."

State Street Research
Small Capitalization Value Fund

Prospectus
February 1, 1995

      The investment objective of State Street Research Small Capitalization Value Fund (the "Fund") is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small capitalization companies which are trading at prices believed to be below the true values of such securities. For further information, see "The Fund's Investments."

      State Street Research & Management Company (the "Investment Manager") serves as investment adviser to the Fund. As of December 31, 1994, the Investment Manager had assets of approximately $23.2 billion under management. State Street Research Investment Services, Inc. serves as distributor (the "Distributor") for the Fund.


      There are risks in any investment program, including the risk of changing economic and market conditions, and there is no assurance that the Fund will achieve its investment objective. The net asset value of the Fund's shares fluctuates as market conditions change.

      Because of the Fund's investment policies, the Fund is subject to above-average risks; it may invest substantial amounts in foreign securities and special situation companies and have a high portfolio turnover rate. The Fund generally is designed for investors who want an aggressive investment and can tolerate volatility and possible losses. An investment in the Fund should be part of a balanced investment program which includes more conservative investments. For further information, see "The Fund's Investments -- Other Investments and Risk Considerations." In addition, the Fund may suspend the offering of its shares at any time because of the limited availability of investments which meet the Fund's investment parameters.

      This Prospectus sets forth concisely the information a prospective investor ought to know about the Fund before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated February 1, 1995 has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge upon request to the Fund at the address indicated on the cover or by calling 1-800-562-0032.

      The Fund is a diversified series of State Street Research Capital Trust (the "Trust"), an open-end management investment company.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


CONTROL NUMBER: 2146-950220(0396)SSR-LD                      SCV-175E-295IBS

      Shareholders may have their shares redeemed directly by the Fund at net asset value plus the applicable contingent deferred sales charge, if any; redemptions processed through securities dealers may be subject to processing charges.

Table of Contents                                                        Page

Table of Expenses ......................................................    3
The Fund's Investments .................................................    5
Limiting Investment Risk ...............................................   10
Purchase of Shares .....................................................   11
Redemption of Shares ...................................................   24
Shareholder Services ...................................................   27
The Fund and its Shares ................................................   33
Management of the Fund .................................................   35
Dividends and Distributions; Taxes .....................................   36
Calculation of Performance Data ........................................   38


      The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares).

      Class A shares are subject to (i) an initial sales charge of up to 4.5% and (ii) an annual service fee of 0.25% of the average daily net asset value of the Class A shares.

      Class B shares are subject (i) to a contingent deferred sales charge (declining from 5% to 2%), which will be imposed on most redemptions made within five years of purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after purchase. No contingent deferred sales charge applies after the fifth year following the purchase of Class B shares.

      Class C shares are offered only to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees.

      Class D shares are subject to (i) a contingent deferred sales charge of 1% if redeemed within one year following purchase and (ii) annual distribution and service fees of 1% of the average daily net asset value of such shares.
                                    2

Table of Expenses

                                                      Class A    Class B   Class C   Class D
Shareholder Transaction Expenses(1)
   Maximum Sales Charge Imposed on Purchases (as
     percentage of offering price) ...............       4.5%       None      None      None
   Maximum Sales Charge Imposed on Reinvested
     Dividends (as a percentage of offering price)      None        None      None      None
   Maximum Deferred Sales Charge (as a
     percentage of original purchase price or
     redemption proceeds, as applicable) .........      None(2)        5%     None         1%
   Redemption Fees (as a percentage of amount
     redeemed, if applicable) ....................      None        None      None      None
   Exchange Fees .................................      None        None      None      None

(1) Reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines annually through the fifth year, and no contingent deferred sales charge is imposed after the fifth year. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. Long-term investors in a class of shares with a distribution fee may, over a period of years, pay more than the economic equivalent of the maximum sales charge permissible under applicable rules. See "Purchase of Shares."

(2) Purchases of Class A shares of $1 million or more are not subject to a sales charge. If such shares are redeemed within 12 months of purchase, a contingent deferred sales charge of 1% will be applied to the redemption. See "Purchase of Shares."

                                   Class A     Class B     Class C     Class D
Annual Fund Operating Expenses
  (as a percentage of average net assets)
    Management Fees ...............   0.85%       0.85%       0.85%       0.85%
    12b-1 Fees ....................   0.25%       1.00%       None        1.00%
    Other Expenses ................   1.05%       1.05%       1.05%       1.05%
     Less Voluntary Reduction .....  (0.70%)     (0.70%)     (0.70%)     (0.70%)
                                     -------     -------     -------     -------
     Total Fund Operating Expenses
        (after voluntary reduction)   1.45%       2.20%       1.20%       2.20%
                                     =======     =======     =======     =======


Example:                                                   1 Year    3 Years

You would pay the following expenses on a $1,000 investment including, for Class
   A shares, the maximum applicable initial sales charge and assuming (1) 5% annual return and (2) redemption of the entire investment at the end of each time period:

     Class A shares ..................................       $59       $89
     Class B shares ..................................       $72       $99
     Class C shares ..................................       $12       $38
     Class D shares ..................................       $32       $69

You would pay the following expenses on the same investment, assuming no redemption:

     Class B shares ..................................       $22       $69
     Class D shares ..................................       $22       $69

The example should not be considered as a representation of past or future return or expenses. Actual return or expenses may be greater or less than shown.

      The purpose of the table above is to assist the investor in understanding the various costs and expenses that an investor will bear directly or indirectly. Because the Fund is newly organized, the percentage expense levels shown in the table as "Other Expenses" are based on estimated amounts for the current year. Actual expense levels for the current fiscal year and future years may vary from the amounts shown. The table does not reflect charges for optional services elected by certain shareholders, such as the $7.50 fee for remittance of redemption proceeds by wire. For further information on sales charges, see "Purchase of Shares -- Alternative Purchase Program"; for further information on management fees, see "Management of the Fund"; and for further information on 12b-1 fees, see "Purchase of Shares -- Distribution Plan."

      The Fund has been advised that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. The Fund presently expects such assistance to be provided for the next 12 months or until the Fund's net assets reach $100 million, whichever first occurs. However, the Fund has not received any firm commitment that such assistance will in fact be provided. For the current fiscal year, Total Fund Operating Expenses for the Fund are estimated to be 2.15%, 2.90%, 1.90% and 2.90% for Class A, Class B, Class C and Class D shares, respectively, in the absence of the voluntary assumption of expenses by the Distributor and its affiliates.


The Fund's Investments

      The Fund's investment objective is to provide high total return consisting principally of capital appreciation. The investment objective is a fundamental policy that may not be changed without approval of the Fund's shareholders.

      In seeking to achieve its investment objective, the Fund invests at least 65% of its total assets under normal circumstances in the equity securities of small capitalization companies which are trading at prices believed by the Investment Manager to be below the true values of such securities. A company's market capitalization is the total market value of its publicly traded equity securities. The Fund currently invests in companies with market capitalizations of up to $1 billion, although this figure may fluctuate over time because of market conditions, inflation, etc. While a company's market capitalization may be small at the time the Fund first invests in the company, the Fund may continue to hold and acquire shares of a company after its market capitalization increases. The definition of a "small capitalization company" may be revised by the Investment Manager from time to time.

      In selecting investments, the Investment Manager considers a variety of factors, any one or more of which may be determinative. These include a company's expected growth in earnings, relative financial condition and cash flow, competitive position, management and business strategy, overall potential as an enterprise, entrepreneurial character, and new or innovative products, services or processes. In assessing a security's value in comparison to its current price the Investment Manager analyzes such measurements as price to earnings ratio, price to cash flow ratio, price to book value ratio, price to replacement cost ratio and price to private market value ratio.

      The equity securities in which the Fund will invest consist of common and preferred stocks, convertible securities (e.g., preferred stock, bonds and debentures) and warrants. Preferred stocks are stocks which have preferences, such as payment of dividends, over common stocks; debentures are debt securities subject to protective covenants such as the maintenance of minimum financial conditions; convertible securities are securities which may be converted into different securities, such as a preferred stock being converted into a common stock; and warrants are rights to acquire other securities. The Fund anticipates that more than half of the total value, at the time of investment, of the equity securities held by the Fund will be included on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system or listed on a major securities exchange.

      Under normal circumstances, the Fund expects to be fully invested in equity securities as described above. However, the Fund may, consistent with its investment objective, also invest at any time up to 35% of its total assets in other equity and debt securities, such as those issued by larger capitalization, more mature, or special situation companies, and U.S. Government securities. A special situation company is one which, because of unique circumstances such as, for example, a particular business niche it fills, is an attractive investment even though it is not a small capitalization issuer. The Fund will generally purchase investment grade debt securities (i.e., rated at the time of purchase AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's")), or securities that are not rated but considered by the Investment Manager to be of equivalent investment quality; bonds rated Baa by Moody's, or equivalent, may have speculative characteristics. The Fund may, however, invest up to 5% of its total assets in debt securities rated as low as C by S&P and Moody's. The debt securities, which may have differing maturities and fixed or floating interest rates, generally will be U.S. Government securities or issued by larger capitalization issuers. For more information on debt ratings and the risks of lower rated debt securities, see the Statement of Additional Information.

      Because the Fund invests primarily in small capitalization companies, an investment in the Fund involves greater than average risks and the value of the Fund's shares may fluctuate more widely than the value of shares of a fund that invests in larger, more established companies. Securities held by the Fund, particularly those traded over-the-counter, may have limited marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. The issuers of over-the-counter securities may have limited product lines, markets and financial resources, may be dependent on entrepreneurial management, typically reinvest most of their net income in the enterprise and typically do not pay dividends.

Other Investments and Risk Considerations

Foreign Investments

      The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Under current policy, however, the Fund limits such investments, including ADRs and EDRs, to a maximum of 35% of its total assets.

      ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

      ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange-based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

      The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

      It is anticipated that most of the foreign investments of the Fund will consist of securities of issuers in countries with developed economies. However, the Fund may also invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager, although the Fund does not presently expect to invest more than 5% of its total assets in issuers in such less developed countries. Such countries include countries that have an emerging stock market that trades a small number of securities; countries with low- to middle-income economies; and/or countries with economies that are based on only a few industries. Eastern European countries are considered to have less developed capital markets.

      For further information regarding foreign investments, see the Statement of Additional Information.

Currency Transactions

      In order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies, the Fund may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or by entering into forward contracts to purchase or sell currencies. Although such contracts tend to minimize the risk of loss resulting from a correctly predicted decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase. In entering a forward currency transaction, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, large institutions with which the Investment Manager has done substantial business in the past. For further information, see the Statement of Additional Information.

Other Investment Policies

      The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund will retain most rights of ownership including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.

      The Fund may, subject to certain percentage limitations below, buy and sell options, futures contracts and options on futures contracts on securities, securities indices and currencies; such instruments are commonly known as derivatives because they derive their value from underlying assets, such as the securities on which they are based. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such derivative positions for nonhedging purposes would exceed 5% of the market value of the Fund's net assets; similar policies apply to options which are not commodities. The Fund may also invest in derivatives through various forms of swap arrangements with respect to interest rates, currency rates and indices; the Fund does not expect to invest more than 5% of its total assets in such derivatives. For a more detailed discussion of derivatives, see the Statement of Additional Information. The Fund may also enter into repurchase agreements, reverse repurchase agreements and purchase securities on a "when-issued" basis. See the Statement of Additional Information.

      The Fund may invest in restricted securities in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. Because the market for such securities is still developing, such securities could possibly become illiquid in particular circumstances. See the Statement of Additional Information.

      The Fund anticipates that its portfolio turnover rate will generally not exceed 125% under normal conditions. The Fund does, however, reserve full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. An actual portfolio turnover rate of 100% or more may result in greater transaction costs, relative to other funds in general, and may have tax and other consequences as well. See the Statement of Additional Information.

Limiting Investment Risk

      In seeking to lessen investment risk, the Fund operates under certain fundamental and nonfundamental investment restrictions. Under the fundamental investment restrictions, the Fund may not (a) purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations), if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer; (b) purchase for its portfolio a security of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund; or (c) invest more than 25% of the Fund's total assets in securities of issuers principally engaged in any one industry as set forth in the Statement of Additional Information. Under the nonfundamental investment restrictions, the Fund may not invest more than 15% of the Fund's total assets in illiquid securities including repurchase agreements extending for more than seven days and may not invest more than 5% of the Fund's total assets in restricted securities excluding securities eligible for resale under Rule 144A under the Securities Act of 1933. Although many illiquid securities may also be restricted, and vice versa, compliance with each of these policies will be determined independently.

      The foregoing fundamental investment restrictions may not be changed except by vote of the holders of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote (A) of 67 per centum or more of the voting securities present at a meeting, if the holders of more than 50 per centum of the outstanding voting securities of the Fund are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of the Fund, whichever is less. The foregoing nonfundamental investment restriction may be changed without a shareholder vote. For further information on the above and other fundamental and nonfundamental investment restrictions, see the Statement of Additional Information.

      The Fund may hold up to 100% of its assets in cash or certain short-term securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions. To the extent that the Fund's assets are held in a temporary defensive position, the Fund will not be achieving its investment objective. The types of short-term instruments in which the Fund may invest for such purposes are, as more fully described in the Statement of Additional Information: U.S. Government securities (including STRIPS, as defined below), custodial receipts, cer-tificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper rated at least "A" by S&P or "Prime" by Moody's (or, if not rated, issued by companies having an outstanding unsecured debt issue rated at least "A" by S&P or Moody's). Under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program, the principal and interest components of selected U.S. Government securities are traded independently. Custodial receipts are instruments that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds and are known by various names, including "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). See the Statement of Additional Information.

Information on the Purchase of Shares, Redemption of Shares and Shareholder Services is set forth on pages 11 to 33 below.

The Fund is available for investment by many kinds of investors including participants investing through 401(k) or other retirement plan sponsors, employees investing through savings plans sponsored by employers, Individual Retirement Accounts ("IRAs"), trusts, corporations, individuals, etc. The applicability of the general information and administrative procedures set forth below accordingly will vary depending on the investor and the recordkeeping system established for a shareholder's investment in the Fund. Participants in 401(k) and other plans should first consult with the appropriate person at their employer or refer to the plan materials before following any of the procedures below. For more information or assistance, anyone may call 1-800-562-0032.

Purchase of Shares

Methods of Purchase

Through Dealers

      Shares of the Fund are continuously offered through securities dealers who have entered into sales agreements with the Distributor. Purchases through dealers are confirmed at the offering price, which is the net asset value plus the applicable sales charge, next determined after the order is duly received by State Street Research Shareholder Services ("Shareholder Services"), a division of State Street Research Investment Services, Inc., from the dealer. ("Duly received" for purposes herein means in accordance with the conditions of the applicable method of purchase as described below.) The dealer is responsible for transmitting the order promptly to Shareholder Services in order to permit the investor to obtain the current price. See "Purchase of Shares -- Net Asset Value" herein.

By Mail

      Initial investments in the Fund may be made by mailing or delivering to the investor's securities dealer a completed Application (accompanying this Prospectus), together with a check for the total purchase price payable to the Fund. The dealer must forward the Application and check in accordance with the instructions on the Application. Additional shares may be purchased by mailing to Shareholder Services a check payable to the Fund in the amount of the total purchase price together with any one of the following: (i) an Application; (ii) the stub from the shareholder's account statement; or (iii) a letter setting forth the name of the Fund, the class of shares and the account name and number. Shareholder Services will deliver the purchase order to the transfer agent and dividend paying agent, State Street Bank and Trust Company (the "Transfer Agent").

      If the check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be cancelled.

By Wire

      An investor may purchase shares by wiring Federal Funds of not less than $5,000 to State Street Bank and Trust Company, which also serves as the Trust's custodian (the "Custodian"), as set forth below. Prior to making an investment by wire, an investor must notify Shareholder Services at 1-800-521-6548 and obtain a control number and instructions. Following such notification, Federal Funds should be wired through the Federal Reserve System to:

ABA #011000028
State Street Bank and Trust Company
Boston, MA
BNF = State Street Research
   Small Capitalization Value Fund
   and class of shares
   (A, B, C or D)
AC  = 99029761
OBI = Shareholder Name
   Shareholder Account Number
   Control #K (assigned by State Street
   Research Shareholder Services)

      In order for a wire investment to be processed on the same day (i) the investor must notify Shareholder Services of his or her intention to make such investment by 12 noon Boston time on the day of his or her investment; and (ii) the wire must be received by 4 P.M. Boston time that same day.

      An investor making an initial investment by wire must promptly complete the Application accompanying this Prospectus and deliver it to his or her securities dealer, who should forward it as required. No redemptions will be effected until the Application has been duly processed.

      The Fund may in its discretion discontinue, suspend or change the practice of accepting orders by any of the methods described above. Orders for the purchase of shares are subject to acceptance by the Fund. The Fund reserves the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund in its sole discretion deems appropriate. The Fund reserves the right to suspend the sale of shares.

Minimum Investment

                                               Class of Shares
                                 A             B            C            D
Minimum Initial
Investment
  By Wire                      $5,000        $5,000          (a)       $5,000
  IRAs                         $2,000        $2,000          (a)       $2,000
  All other                    $2,500        $2,500          (a)       $2,500
Minimum Subsequent
Investment                     $5,000        $5,000      $5,000        $5,000
   By Wire                        $50           $50         $50           $50
   All other

(a)   Special conditions apply; contact Distributor.

The Fund reserves the right to vary the minimums for initial or subsequent investments from time to time as in the case of, for example, exchanges and investments pursuant to various retirement, dividend and other investment plans, or sponsored arrangements involving group solicitations of the members of an organization. The Fund also reserves the right at any time to suspend the offering of shares or to reject any specific purchase order for shares.

Alternative Purchase Program

General

      Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire initial purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees. As described in greater detail below, securities dealers are paid differing amounts of commissions and other compensation depending on which class of shares they sell.

      The major differences among the various classes of shares are as follows:

              Class A         Class B         Class C     Class D

Sales         Initial sales   Contingent      None        Contingent
Charges       charge at time  deferred sales              deferred sales
              of investment   charge of 5%                charge of 1%
              of up to 4.5%   to 2% applies               applies to any
              depending on    to any shares               shares
              amount of       redeemed                    redeemed
              investment      within first                within one
                              five years                  year following
                              following                   their purchase
                              their
                              purchase; no
                              contingent
                              deferred sales
                              charge after
                              five years
              On investments
              of $1 million
              or more, no
              initial sales
              charge; but
              contingent
              deferred sales
              charge of 1%
              applies to any
              shares redeemed
              within one year
              following their
              purchase

Distribution  None            0.75% for       None        0.75% each year
Fee                           first eight
                              years; Class B
                              shares convert
                              automatically
                              to Class A
                              shares after
                              eight years

Service Fee   0.25% each year 0.25% each year None        0.25% each year

Initial       Above           4%              None        1%
Commission    described
Received by   initial sales
Selling       charge less
Securities    0.25% to 0.50%
Dealers       retained by
              Distributor

              On investments
              of $1 million
              or more, 0.25%
              to 1% paid to
              dealer by
              Distributor


      In deciding which class of shares to purchase, the investor should consider the amount of the investment, the length of time the investment is expected to be held, and the ongoing service fee and distribution fee, among other factors.

      Class A shares are sold at net asset value plus an initial sales charge of up to 4.5% of the public offering price. Because of the sales charge, not all of an investor's purchase amount is invested unless the purchase equals $1,000,000 or more. Class B shareholders pay no initial sales charge, but a contingent deferred sales charge of up to 5% generally applies to shares redeemed within five years of purchase. Class D shareholders also pay no initial sales charge, but a contingent deferred sales charge of 1% generally applies to redemptions made within one year of purchase. For Class B and Class D shareholders, therefore, the entire purchase amount is immediately invested in the Fund.

      An investor who qualifies for a significantly reduced initial sales charge, or a complete waiver of the sales charge on investments of $1,000,000 or more, on the purchase of Class A shares might elect that option to take advantage of the lower ongoing service and distribution fees that characterize Class A shares compared with Class B or Class D shares.

      Class A, Class B and Class D shares are assessed an annual service fee of 0.25% of average daily net assets. Class B shares are assessed an annual distribution fee of 0.75% of daily net assets for an eight-year period following the date of purchase and are then automatically converted to Class A shares. Class D shares are assessed an annual distribution fee of 0.75% of daily net assets for as long as the shares are held. The prospective investor should consider these fees plus the initial or contingent deferred sales charges in estimating the costs of investing in the various classes of Fund shares.

      Only certain employee benefit plans and large institutions may make investments in Class C shares.

      Some of the service and distribution fees are allocated to dealers (see "Distribution Plan" below). In addition, the Distributor will, at its expense, provide additional cash and noncash incentives to securities dealers that sell shares. Such incentives may be extended only to those dealers who have sold or may sell significant amounts of shares and/or meet other conditions established by the Distributor; for example, the Distributor may sponsor special promotions to develop particular distribution channels or to reach certain investor groups. The incentives may include merchandise and trips to and attendance at sales seminars at resorts.

Class A Shares -- Initial Sales Charges


Sales Charges

      The purchase price of a Class A share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein, plus a sales charge which varies depending on the dollar amount of the shares purchased as set forth in the table below. A major portion of this sales charge is reallowed by the Distributor to the securities dealer responsible for the sale.

Dollar          Sales          Sales             Dealer
Amount of       Charge         Charge            Concession
Purchase        Paid by        Paid by           As % of
Transaction     Investor       Investor          Purchase
                As % of        As % of           Price
                Purchase       Net Asset
                Price          Value

Less than       4.50%          4.71%             4.00%
$100,000

$100,000 or     3.50%          3.63%             3.00%
above but less
than $250,000

$250,000 or     2.50%          2.56%             2.00%
above but less
than $500,000

$500,000 or     2.00%          2.04%             1.75%
above but less
than
$1 million

$1 million and     0%             0%             See following discussion
above

      On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor will pay the authorized securities dealer a commission at the time of sale as follows:

Amount of Sale                            Commission

(a)  $1 million to $3 million                 1.00%
(b)  Next $2 million                          0.50%
(c)  Amount over $5 million                   0.25%

      On such sales of $1,000,000 or more, the investor is subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. However, such redeemed shares will not be subject to the contingent deferred sales charge to the extent that their value represents (1) capital appreciation or (2) reinvestment of dividends or capital gains distributions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" below (as otherwise applicable to Class B shares).

      Class A shares of the Fund that are purchased without a sales charge may be exchanged for Class A shares of certain other Eligible Funds, as described below, without the imposition of a contingent deferred sales charge, although contingent deferred sales charges may apply upon a subsequent redemption within one year of the Class A shares which are acquired through such exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Reduced Sales Charges

      The reduced sales charges set forth in the table above are applicable to purchases made at any one time by any "person," as defined in the Statement of Additional Information, of $100,000 or more of Class A shares of the Fund or a combination of "Eligible Funds." "Eligible Funds" include the Fund and other funds so designated by the Distributor from time to time. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Securities dealers should call Shareholder Services for details concerning the other Eligible Funds and any persons who may qualify for reduced sales charges and related information. See the Statement of Additional Information.

Letter of Intent

      Any investor who provides a Letter of Intent may qualify for a reduced sales charge on purchases of no less than an aggregate of $100,000 of Class A shares of the Fund and any other Eligible Funds within a 13-month period. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Additional information on a Letter of Intent is available from dealers, or from the Distributor, and also appears in the Statement of Additional Information.

Right of Accumulation

      Investors may purchase Class A shares of the Fund or a combination of shares of the Fund and other Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. Under the Right of Accumulation, the sales charge is determined by combining the current purchase with the value of the Class A shares of other Eligible Funds held at the time of purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. See the Statement of Additional Information and call Shareholder Services for details concerning the Right of Accumulation.


Other Programs

      Class A shares of the Fund may be sold at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements, which include programs under which a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants, except any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge. Information on such arrangements and further conditions and limitations is available from the Distributor.

      In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor, or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; and (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

Class B Shares -- Contingent Deferred Sales Charges

Contingent Deferred Sales Charges

      The public offering price of Class B shares is the net asset value per share next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. However, a contingent deferred sales charge may be imposed upon redemptions of Class B shares as described below.

      The Distributor will pay securities dealers at the time of sale a 4% commission for selling Class B shares. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class B shares without an initial sales charge.

      Class B shares that are redeemed within a five-year period after their purchase will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The amount of any applicable contingent deferred sales charge will be calculated by multiplying the net asset value of such shares at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:

                                           Contingent
                                            Deferred
                                          Sales Charge
                                       As A Percentage Of
                                         Net Asset Value
Redemption During                         At Redemption

1st Year Since Purchase                        5%
2nd Year Since Purchase                        4%
3rd Year Since Purchase                        3%
4th Year Since Purchase                        3%
5th Year Since Purchase                        2%
6th Year Since Purchase
  and Thereafter                              None

      In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption of Class B shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by the shareholder for the longest period of time. The holding period for purposes of applying a contingent deferred sales charge on Class B shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Funds, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.

Contingent Deferred Sales Charge Waivers

      The contingent deferred sales charge does not apply to exchanges, or to redemptions under a systematic withdrawal plan which meets certain conditions. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code for retirement accounts or plans (e.g., age 70 1/2 for IRAs and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an IRA. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund.) The Fund has reserved the right to change, modify or terminate the waivers described above at any time.


Conversion of Class B Shares to Class A Shares

      A shareholder's Class B shares, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B shares so converted. As noted above, holding periods for Class B shares received in exchange for Class B shares of other Eligible Funds will be counted toward the eight-year period.


Class C Shares -- Institutional; No Sales Charge

      The purchase price of a Class C share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase or redemption. The Fund will receive the full amount of the investor's purchase payment.

      Class C shares are only available for new investments by certain employee benefit plans and large institutions. See the Statement of Additional Information. Information on the availability of Class C shares and further conditions and limitations is available from the Distributor.

      Class C shares may be also issued in connection with mergers and acquisitions involving the Fund, and under certain other circumstances as described in this Prospectus (e.g., see "Shareholder Services -- Exchange Privilege").

      Class C shares may be issued directly or through exchanges to those shareholders of the Fund or other Eligible Funds who previously held shares not subject to any future sales charge or service fees or distribution fees.

Class D Shares -- Spread Sales Charges

      The purchase price of a Class D share of the Fund is the Fund's per share net asset value next determined after the purchase order is duly received, as defined herein. No sales charge is imposed at the time of purchase; thus the full amount of the investor's purchase payment will be invested in the Fund. Class D shares are subject to a 1% contingent deferred sales charge on any portion of the purchase redeemed within one year of the sale. The contingent deferred sales charge will be 1% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. The Distributor pays securities dealers a 1% commission for selling Class D shares at the time of purchase. The proceeds of the contingent deferred sales charge and the distribution fee are used to offset distribution expenses and thereby permit the sale of Class D shares without an initial sales charge.

      Class D shares that are redeemed within one year after purchase will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. In addition, the contingent deferred sales charge will be waived for certain other redemptions as described under "Contingent Deferred Sales Charge Waivers" above (as otherwise applicable to Class B shares). For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to the Distributor.


Net Asset Value

      The Fund's per share net asset values are determined Monday through Friday as of the close of the New York Stock Exchange (the "NYSE") exclusive of days on which the NYSE is closed. The NYSE ordinarily closes at 4 P.M. New York City time. Assets held by the Fund are valued at the last reported sale price as of the close of business on the valuation date, except that securities and assets for which market quotations are not readily available are valued as determined in good faith by or under the authority of the Trustees of the Trust. In determining the value of certain assets for which market quotations are not readily available, the Fund may use one or more pricing services. The pricing services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE. The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less that have a remaining maturity of 60 days or less when the value obtained is fair value. Further information with respect to the valuation of the Fund's assets is included in the Statement of Additional Information.

Distribution Plan

      The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Distribution Plan") in accordance with the regulations under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the provisions of the Distribution Plan, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

    Class          Service Fee          Distribution Fee

      A             0.25%                     None
      B             0.25%                     0.75%
      C              None                     None
      D             0.25%                     0.75%

      Some or all of the service fees are used to reimburse securities dealers (including securities dealers that are affiliates of the Distributor) for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class B and Class D shares are eligible for further reimbursement after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance of shareholder accounts.

      The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers.

      The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

      Commissions and other cash and noncash incentives and payments to dealers, to the extent payable out of the general profits, revenues or other sources of the Distributor (including the advisory fees paid by the Fund), have also been authorized pursuant to the Distribution Plan.

      A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which the Fund may incur under the Distribution Plan to 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to shareholder service fees. Payments to the Distributor or to dealers funded under the Distribution Plan may be discontinued at any time by the Trustees of the Trust.

Redemption of Shares

      Shareholders may redeem all or any portion of their accounts on any day the NYSE is open for business. Redemptions will be effective at the applicable net asset value per share next determined (see "Purchase of Shares -- Net Asset Value" herein) after receipt of the redemption request, in accordance with the requirements described below, by Shareholder Services and delivery of the request by Shareholder Services to the Transfer Agent. To allow time for the clearance of checks used for the purchase of any shares which are tendered for redemption shortly after purchase, the remittance of the redemption proceeds for such shares could be delayed for 15 days or more after the purchase. Shareholders who anticipate a potential need for immediate access to their investments should, therefore, purchase shares by wire. Except as noted, redemption proceeds are normally remitted within seven days after receipt of the redemption request and any necessary documents in good order.

Methods of Redemption

Request By Mail

      A shareholder may request redemption of shares, with proceeds to be mailed to the shareholder or wired to a predesignated bank account (see "Proceeds By Wire" below), by sending to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408: (1) a written request for redemption signed by the registered owner(s) of the shares, exactly as the account is registered; (2) an endorsed stock power in good order with respect to the shares or, if issued, the share certificates for the shares endorsed for transfer or accompanied by an endorsed stock power; (3) any required signature guarantees (see "Redemption of Shares -- Signature Guarantees" below); and (4) any additional documents which may be required for redemption in the case of corporations, trustees, etc., such as certified copies of corporate resolutions, governing instruments, powers of attorney, and the like. The Transfer Agent will not process requests for redemption until it has received all necessary documents in good order. A shareholder will be notified promptly if a redemption request cannot be accepted. Shareholders having any questions about the requirements for redemption should call Shareholder Services toll-free at 1-800-562-0032.

Request By Telephone

      Shareholders may request redemption by telephone with proceeds to be transmitted by check or by wire (see "Proceeds By Wire" below). A shareholder can request a redemption for $50,000 or less to be transmitted by check. Such check for the proceeds will be made payable to the shareholder of record and will be mailed to the address of record. There is no fee for this service. It is not available for shares held in certificate form or if the address of record has been changed within 30 days of the redemption request. The Fund may revoke or suspend the telephone redemption privilege at any time and without notice. See "Shareholder Services -- Telephone Services" for a discussion of the conditions and risks associated with Telephone Privileges.

Proceeds By Wire

      Upon a shareholder's written request or by telephone if the shareholder has Telephone Privileges (see "Shareholder Services -- Telephone Services" herein), the Trust's custodian will wire redemption proceeds to the shareholder's predesignated bank account. To make the request, the shareholder should call 1-800-521-6548 prior to 4 P.M. Boston time. A $7.50 charge against the shareholder's account will be imposed for each wire redemption. This charge is subject to change without notice. The shareholder's bank may also impose a charge for receiving wires of redemption proceeds. The minimum redemption by wire is $5,000.


Request to Dealer to Repurchase

      For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from dealers by wire or telephone for the repurchase of shares by the Distributor from the dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the dealer to the Distributor. The dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Payment of the repurchase proceeds is made to the dealer who placed the order promptly upon delivery of certificates for shares in proper form for transfer or, for Open Accounts, upon the receipt of a stock power with signatures guaranteed as described below, and, if required, any supporting documents. Neither the Fund nor the Distributor imposes any charge upon such a repurchase. However, a dealer may impose a charge as agent for a shareholder in the repurchase of his or her shares. The Fund has reserved the right to change, modify or terminate the services described above at any time.


Additional Information

      Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to involuntarily redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder. Such involuntary redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed promptly to the affected shareholder at the address of record. To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

      The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as provided under "Redemption of Shares."


Signature Guarantees

      To protect shareholder accounts, the Transfer Agent, the Fund, the Investment Manager and the Distributor from possible fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Transfer Agent to be certain that the person who has authorized a redemption from the account is, in fact, the shareholder. Signature guarantees are required for: (1) all redemptions requested by mail; and (2) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived by the Fund in certain instances.


Shareholder Services


The Open Account System

      Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing shares will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

      The Fund's Open Account System provides the following options:

      1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check, payable to the Fund, to Shareholder Services under the terms set forth above under "Purchase of Shares."

      2. The following methods of receiving dividends from investment income and distributions from capital gains are available:

            (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

            (b) All income dividends in cash; all capital gains distributions reinvested in additional shares of the Fund.

            (c) All income dividends and capital gains distributions in cash.

            (d) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "Dividend Allocation Plan" herein.

      Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, the account will automatically be coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to Shareholder Services. Dividends and distributions are reinvested at net asset value without a sales charge.


Exchange Privilege

      Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B and Class D shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The MetLife State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of MetLife - State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of the acquired Class A, Class B and Class D shares, the holding period of the redeemed shares is "tacked" to the holding period of the acquired shares. The period any Class E shares are held is not tacked to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

      For the convenience of its shareholders who have Telephone Privileges, the Fund permits exchanges by telephone request from either the shareholder or his or her dealer. Shares may be exchanged by telephone provided that the registration of the two accounts is the same. The toll-free number for exchanges is 1-800-521-6548. See "Telephone Services" herein for a discussion of conditions and risks associated with Telephone Privileges.

      The exchange privilege may be exercised only in those states where shares of the relevant other Eligible Fund may legally be sold. For tax purposes, each exchange actually represents the sale of shares of one fund and the purchase of shares of another. Accordingly, exchanges may produce a capital gain or loss for tax purposes. The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same Telephone Privileges as the existing account, unless Shareholder Services is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

      The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. In order to limit exchange activity where the Fund believes doing so would be in the best interests of the Fund, it reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange for any person. These measures may be imposed at any time. Subject to the foregoing, if an exchange request in good order is received by Shareholder Services and delivered by Shareholder Services to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. Consult Shareholder Services before requesting an exchange or for further information.

Reinvestment Privilege

      A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 30 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

      Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by Shareholder Services of such shareholder's written purchase request and delivery of the request by Shareholder Services to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once with respect to his or her shares of the Fund. No charge is imposed by the Fund for such reinvestments; however, dealers may charge fees in connection with the reinvestment privilege. The reinvestment privilege may be exercised with respect to an Eligible Fund only in those states where shares of the relevant other Eligible Fund may legally be sold.

Investment Plans

      The Fund offers Class A, Class B and Class D shareholders the Investamatic Check Program. Under this Program, shareholders may make regular investments by authorizing withdrawals from their bank accounts each month or quarter on the Investamatic application form available from Shareholder Services. The Investamatic Check Program is subject to the same minimum initial investment and subsequent investment requirements for accounts as applicable otherwise. The Fund also offers tax-sheltered retirement plans, including prototype and other employee benefit plans for employees, sole proprietors, partnerships and corporations and IRAs. Details of these investment plans and their availability may be obtained from securities dealers or from Shareholder Services.

Systematic Withdrawal Plan

      A shareholder who owns noncertificated Class A or Class C shares with a value of $5,000 or more, or Class B or Class D shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

      In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 8% annually of either (a) the value, at the time the Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Plan was initiated, whichever is higher.

      Expenses of the Plan are borne by the Fund. A participating shareholder may withdraw from the Plan and the Fund may terminate the Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Check Program and the Systematic Withdrawal Plan at the same time.


Dividend Allocation Plan

      The Dividend Allocation Plan allows shareholders to elect to have all of their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the investment is made is initially funded with the requisite minimum amount. The number of shares purchased will be determined as of the dividend payment date. The Dividend Allocation Plan is subject to state securities law requirements, to suspension at any time, and to such policies, limitations and restrictions, as, for instance, may be applicable to street name or master accounts, that may be adopted from time to time.


Automatic Bank Connection

      A shareholder may elect, by participating in the Fund's Automatic Bank Connection ("ABC"), to have dividends and other distributions, including Systematic Withdrawal Plan payments, automatically deposited in the shareholder's bank account by electronic funds transfer. Some contingent deferred sales charges may apply. See "Systematic Withdrawal Plan" herein.

Reports

      Reports for the Fund will be sent to shareholders of record at least semiannually. These reports will include a list of the securities owned by the Fund as well as the Fund's financial statements.


Telephone Services

      The following telephone privileges ("Telephone Privileges") can be used:

      (1) the privilege allowing the shareholder to make telephone redemptions for amounts up to $50,000 to be mailed to the shareholder's address of record is available automatically;

      (2) the privilege allowing the shareholder or his or her dealer to make telephone exchanges is available automatically; and

      (3) the privilege allowing the shareholder to make telephone redemptions for amounts over $5,000, to be remitted by wire to the shareholder's predesignated bank account, is available by election on the Application accompanying this Prospectus. A current shareholder who did not previously request such telephone wire privilege on his or her original Application may request the privilege by completing a Telephone Redemption-by-Wire Form which may be obtained by calling 1-800-521-6548. The Telephone Redemption-by-Wire form requires a signature guarantee.

      A shareholder may decline the automatic Telephone Privileges set forth in
(1) and (2) above by so indicating on the Application accompanying this Prospectus.

      A shareholder may discontinue any Telephone Privilege at any time by advising Shareholder Services that the shareholder wishes to discontinue the use of such privileges in the future.

      Unless such Telephone Privileges are declined, a shareholder is deemed to authorize Shareholder Services and the Transfer Agent to: (1) act upon the telephone instructions of any person purporting to be the shareholder to redeem, or purporting to be the shareholder or the shareholder's dealer to exchange, shares from any account; and (2) honor any written instructions for a change of address regardless of whether such request is accompanied by a signature guarantee. All telephone calls will be recorded. None of the Fund, the other Eligible Funds, the Transfer Agent, the Investment Manager or the Distributor will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. Reasonable procedures must be followed to confirm that instructions communicated by telephone are genuine. The shareholder will not be liable for any losses due to unauthorized or fraudulent instructions if such procedures are not followed.

      Shareholders may redeem or exchange shares by calling toll-free 1-800-521-6548. Although it is unlikely, during periods of extraordinary market conditions, a shareholder may have difficulty in reaching Shareholder Services at such telephone number. In that event, the shareholder should contact Shareholder Services at 1-800-562-0032, 1-617-357-7805 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

Shareholder Account Inquiries:
      Please call 1-800-562-0032

      Call this number for assistance in answering general questions on your account, including account balance, available shareholder services, statement information and performance of the Fund. Account inquiries may also be made in writing to State Street Research Shareholder Services, P.O. Box 8408, Boston, Massachusetts 02266-8408. A fee of up to $10 will be charged against an account for providing additional account transcripts or photocopies of paid redemption checks or for researching records in response to special requests.


Shareholder Telephone Transactions:
  Please call 1-800-521-6548

      Call this number for assistance in purchasing shares by wire and for telephone redemptions or telephone exchange transactions. For more information and/or requisite authorization forms for telephone redemption and exchange privileges call 1-800-562-0032. Shareholder Services will require some form of personal identification prior to acting upon instructions received by telephone. Written confirmation of each transaction will be provided.


The Fund and its Shares

      The Fund commenced operations in February 1995 as an additional series of State Street Research Capital Trust, a Massachusetts business trust, formed in 1988. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The fiscal year end of the Fund is September 30.

      The Fund has received an order from the Securities and Exchange Commission (the "Commission") permitting the issuance and sale of multiple classes of shares representing interests in the existing portfolio of any series of the Trust. Except for those differences between the classes of shares described below and elsewhere in the Prospectus, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund and when issued is fully paid and nonassessable. The Trustees have authorized the Fund to offer four classes of shares as described above. In the future, certain classes may be redesignated, for administrative purposes only, to conform to standard class designations and common usage of terms which may develop in the mutual fund industry. For example, Class C shares may be redesignated as Class Y shares and Class D shares may be redesignated as Class C shares. Any redesignation would not affect any substantive rights respecting the shares.

      Each share of each class of shares represents an identical legal interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that Class A, Class B and Class D shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges.

      The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not have a material adverse effect on the rights of any shareholder. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

      Under the Master Trust Agreement of the Trust, no annual or regular meeting of shareholders is required. Thus, there will ordinarily be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under said Act, the Board of Trustees will be a self-perpetuating body until fewer than two thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two thirds of the outstanding Trust shares; holders of 10% or more of the outstanding Trust shares can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

      Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement of the Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

      As of the approximate time of this Prospectus, the Investment Manager, the Distributor and/or Metropolitan Life Insurance Company ("Metropolitan"), their indirect parent, were the beneficial owners of all or a substantial amount of the outstanding shares of the Fund, and may be deemed to be in control of the Fund as "control" is defined in the 1940 Act. Such owners may acquire additional shares of the Fund. Although sales of the Fund's shares to other investors will reduce their percentage ownership, so long as 25% of the Fund's shares are so owned, such owners will be presumed to be in control of the Fund for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


Management of the Fund

      Under the provisions of the Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees. The Fund's investment manager is State Street Research & Management Company. The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of the Fund, subject to the authority of the Board of Trustees.

      The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Investment Trust, which they had formed in 1924. Their investment management philosophy, which continues to this day, emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience. The Investment Manager is an indirect wholly-owned subsidiary of Metropolitan, and the Distributor is a wholly-owned subsidiary of the Investment Manager, and both are located at One Financial Center, Boston, Massachusetts 02111-2690.

      Under its Advisory Agreement with the Trust, the Investment Manager receives a monthly investment advisory fee equal to 0.85% (on an annual basis) of the average daily value of the net assets of the Fund. Such fee is higher than that charged by most mutual funds, but is believed by the Trustees to be justified given the considerable analysis and research necessary to manage the Fund in light of its investment objective and policies. The Fund bears all costs of its operation other than those incurred by the Investment Manager under the Advisory Agreement. In particular, the Fund pays, among other expenses, investment advisory fees, certain distribution expenses under the Fund's Distribution Plan and the compensation and expenses of the Trustees who are not otherwise currently affiliated with the Investment Manager or any of its affiliates. The Fund also incurs expenses payable to various states in connection with the offer and sale of the Fund's shares, and expenses for legal, custodian and transfer agent services, among other costs. The Investment Manager will reduce its management fee payable by the Fund up to the amount of any expenses (excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses) paid or incurred in any year in excess of the most restrictive expense limitation imposed by any state in which the Fund sells shares, if any. Under the Advisory Agreement, the Investment Manager provides the Fund with office space, facilities and personnel. The Investment Manager compensates Trustees of the Trust if such persons are employees or affiliates of the Investment Manager or its affiliates.

      The Fund is managed by Rudolph K. Kluiber. Mr. Kluiber has managed the Fund since its inception. Mr. Kluiber's principal occupation currently is Vice President of State Street Research & Management Company. During the past five years he has also served as an analyst for State Street Research & Management Company.

      Subject to the policy of seeking best overall price and execution, sales of shares of the Fund may be considered by the Investment Manager in the selection of broker or dealer firms for the Fund's portfolio transactions.


Dividends and Distributions; Taxes

      The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, although it cannot give complete assurance that it will do so. As long as it so qualifies and satisfies certain distribution requirements, it will not be subject to federal income taxes on its income (including capital gains, if any) distributed to its shareholders. Consequently, the Fund intends to distribute annually to its shareholders substantially all of its net investment income and any capital gain net income

(capital gains net of capital losses). The Fund declares dividends from net investment income and distributions of net capital gains annually and pays such dividends and distributions, if any, after year end or as otherwise required for compliance with applicable tax regulations. Both dividends from net investment income and distributions of capital gain net income will be declared and paid to shareholders in additional shares of the Fund at net asset value on the record date of that dividend or distribution, except in the case of shareholders who elect a different available distribution method.

      The Fund will provide its shareholders of record with annual information on a timely basis concerning the federal tax status of dividends and distributions during the preceding calendar year.

      Dividends paid by the Fund from taxable net investment income and distributions of net short-term capital gains, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as ordinary income, and a portion may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income consists of qualifying dividends of domestic corporations. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) which are designated as capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable for federal income tax purposes to shareholders as long-term capital gains, regardless of how long shareholders have held their shares, and are not eligible for the dividends-received deduction. If shares of the Fund which are sold at a loss have been held six months or less, the loss will be considered as a long-term capital loss to the extent of any capital gains distributions received.

      Dividends and other distributions and proceeds of redemptions of Fund shares paid to individuals and other nonexempt payees will be subject to a 31% federal backup withholding tax if State Street Bank and Trust Company, the Fund's transfer agent, is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding.

      The foregoing discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, prospective shareholders are urged to consult their own tax advisers regarding tax matters, including state and local tax consequences.

Calculation of Performance Data

      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B, Class C and Class D shares to that of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices such as the NASDAQ Composite Average, Small Stock Index, Russell 2000 Value Index, Standard & Poor's 500 Stock Index (the "S&P 500"), Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages, such as the Lipper Small Company Growth Funds average, compiled by Lipper Analytical Services, Inc., or to those compiled by Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, the Wall Street Journal and Investor's Daily. Total return is computed separately for each class of shares of the Fund. The average annual total return ("standard total return") for shares of the Fund is computed by determining the average annual compounded rate of return for a designated period that, if applied to a hypothetical $1,000 initial investment (less the maximum initial or contingent deferred sales charge, if applicable), would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. Standard total return will be calculated for the periods specified in applicable regulations and may be accompanied by nonstandard total return information for differing periods computed in the same manner with or without annualizing the total return or taking sales charges into account. During the first year of operations, the Fund may also advertise its aggregate total return without annualization.

      The standard total return results take sales charges into account, if applicable, but do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for remittance of redemption proceeds by wire. Where sales charges are not applicable and therefore not taken into account in the calculation of standard total return, the results will be increased. Any voluntary waiver of management fees or assumption of expenses by the Fund's affiliates will also increase performance results.

      Performance information may be useful in evaluating the Fund and for providing a basis for comparison with other financial alternatives. Since the performance of the Fund varies in response to fluctuations in economic and market conditions, interest rates and Fund expenses, among other things, no performance quotation should be considered a representation as to the Fund's performance for any future period. In addition, the net asset value of shares of the Fund will fluctuate, with the result that shares of the Fund, when redeemed, may be worth more or less than their original cost. Neither an investment in the

Fund nor the Fund's performance is insured or guaranteed; such lack of insurance or guarantees should accordingly be given appropriate consideration when comparing the Fund to financial alternatives which have such features. Performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.

State Street Research
Small Capitalization
Value Fund

February 1, 1995

P R O S P E C T U S


STATE STREET RESEARCH
SMALL CAPITALIZATION
VALUE FUND
One Financial Center
Boston, MA 02111

INVESTMENT ADVISER
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

DISTRIBUTOR
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

SHAREHOLDER SERVICES
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266
1-800-562-0032

CUSTODIAN
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Mintz, Levin, Cohn, Ferris,
Glovsky and Popeo, P.C.
One Financial Center
Boston, MA 02111

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109



CT\value

            STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND
                                 a series of
                     STATE STREET RESEARCH CAPITAL TRUST


                     STATEMENT OF ADDITIONAL INFORMATION
                               February 1, 1995
                        As Supplemented October 23, 1995


                              TABLE OF CONTENTS
                                                                    Page
INVESTMENT POLICIES AND RESTRICTIONS                                   2

ADDITIONAL INFORMATION CONCERNING
      CERTAIN INVESTMENT TECHNIQUES                                    5

DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS                       12

TRUSTEES AND OFFICERS                                                 19

INVESTMENT ADVISORY SERVICES                                          22

PURCHASE AND REDEMPTION OF SHARES                                     23

NET ASSET VALUE                                                       25

PORTFOLIO TRANSACTIONS                                                26

CERTAIN TAX MATTERS                                                   27

DISTRIBUTION OF SHARES OF THE FUND                                    29

CALCULATION OF PERFORMANCE DATA                                       32

CUSTODIAN                                                             33

INDEPENDENT ACCOUNTANTS                                               33

FINANCIAL STATEMENTS                                                  33


      The following Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus of State Street Research Small Capitalization Value Fund, dated February 1, 1995, as supplemented October 23, 1995, which may be obtained without charge from the offices of State Street Research Capital Trust (the "Trust") or State Street Research Investment Services, Inc. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111-2690.


CONTROL NUMBER:  1285R-950220(0396)SSR-LD                      SCV-879D-295

                      INVESTMENT POLICIES AND RESTRICTIONS

      As set forth in part under "The Fund's Investments" and "Limiting Investment Risk" in the Fund's Prospectus, the Fund has adopted certain investment restrictions.

      The fundamental and nonfundamental policies of the Fund do not apply to any matters involving the issuance of multiple classes of shares of the Fund or the creation or use of a structure allowing the Fund to invest substantially all its assets in a related collective investment vehicle for similar funds or allowing the Fund to serve as such a collective investment vehicle for other similar funds, to the extent permitted by law and regulatory authorities.

      All of the Fund's fundamental investment restrictions are set forth below. These fundamental investment restrictions may not be changed except by the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). (Under the 1940 Act, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.) Under these restrictions, it is the Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

      (2) not to issue senior securities as defined in the 1940 Act, except as permitted by that Act and the rules thereunder or as permitted by the Securities and Exchange Commission (the creation of general liens or security interests under normal brokerage arrangements for transactions in portfolio assets are not deemed to involve the issuance of senior securities);

      (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be a selling shareholder in an offering or deemed to be an underwriter under certain federal securities laws;

      (4) not to purchase fee simple interests in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate;

      (5) not to invest in physical commodities or physical commodity contracts in excess of 10% of the Fund's total assets, except that investments in essentially financial items such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, futures contracts and options on futures contracts on securities, securities indices and currencies shall not be deemed investments in commodities or commodities contracts;*

      (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

      (7) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities may be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies may each be deemed in a separate industry, (b) oil and oil related companies may be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies may each be deemed in a separate industry, (c) finance companies may be classified according to the industries of their parent companies, and (d) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) may be excluded]; and

      (8) not to borrow money, including reverse repurchase agreements in so far as such agreements may be regarded as borrowings, except for borrowings not in an amount in excess of 33 1/3% of the value of its total assets.

      * In connection with clause (5), the Fund has undertaken with a state securities authority that, for so long as the Fund's shares are required to be registered for sale in that state, the Fund will restrict its investment in those commodities which are subject to the 10% limit of the Fund's total assets, to precious metals.

      The following nonfundamental investment restrictions may be changed without shareholder approval. Under these restrictions, it is the Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to invest more than 15% of its net assets in restricted securities of all types (including not more than 5% of its net assets in restricted securities which are not eligible for resale pursuant to Rule 144A, Regulation S or other exemptive provisions under the Securities Act of 1933);

      (3) not to invest more than 5% of its total assets in securities of private issuers including predecessors with less than three years' continuous operations (except (a) securities guaranteed or backed by an affiliate of the issuer with three years of continuous operations, (b) securities issued or guaranteed as to principal or interest by the U.S. Government, or its agencies or instrumentalities, or a mixed-ownership Government corporation, (c) securities of issuers with debt securities rated at least "BBB" by Standard & Poor's Corporation or "Baa" by Moody's Investor's Service, Inc. or equivalent by any other nationally recognized statistical rating organization, or securities of issuers considered by the Investment Manager to be equivalent, (d) securities issued by a holding company with at least 50% of its assets invested in companies with three years of continuous operations including predecessors, and (e) securities which generate income which is exempt from local, state or federal taxes); provided that the Fund may invest up to 15% in such issuers so long as such investments plus investments in restricted securities (other than those which are eligible for resale under Rule 144A, Regulation S or other exemptive provisions as noted above) do not exceed 15% of the Fund's total assets;

      (4) not to engage in transactions in options except in connection with options on securities, securities indices and currencies, and options on futures on securities, securities indices and currencies;

      (5) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box" (as a matter of current operating policy, the Fund will not make short sales or maintain a short position unless not more than 5% of the Fund's net assets (taken at current value) are held as collateral for such sales at any time; and for the purpose of this restriction, escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures, options and forward commitments are not deemed to involve the use of margin);

      (6) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange;

      (7) not to purchase or retain any security of an issuer if those of its officers and Trustees and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the securities of such issuer, when combined, own more than 5% of the securities of such issuer taken at market;

      (8) not to invest directly as a joint venturer or general partner in oil, gas or other mineral exploration or development joint ventures or general partnerships (provided that the Fund may invest in securities issued by companies which invest in or sponsor such programs and in securities indexed to the price of oil, gas or other minerals);

      (9) not to invest in warrants in excess of 5% of the value, at the lower of cost or market, of its net assets, provided that warrants not listed on the New York or American Stock Exchange shall be further limited to 2% of the Fund's net assets (warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value); and

      (10) not to purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.

      Compliance with the above nonfundamental investment restrictions (1) and
(2) will be determined independently.

                        ADDITIONAL INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES


      Among other investments described below, the Fund may buy and sell domestic and foreign options, futures contracts, and options on futures contracts, with respect to securities, securities indices, and currencies, and may enter into closing transactions with respect to each of the foregoing, and invest in other derivatives, under circumstances in which the use of such techniques is expected by State Street Research & Management Company (the "Investment Manager") to aid in achieving the investment objective of the Fund. The Fund on occasion may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.


Futures Contracts

      Futures contracts are publicly traded contracts to buy or sell underlying assets, such as certain securities, currencies or an index of securities, at a future time at a specified price. A contract to buy establishes a "long" position while a contract to sell establishes a "short" position.

      The purchase of a futures contract on securities or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or U.S. Treasury obligations.

      Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

      At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

      Futures contracts will be executed primarily (a) to establish a short position, and thus protect the Fund from experiencing the full impact of an expected decline in market value of portfolio holdings without requiring the sale of holdings, or (b) to establish a long position, and thus to participate in an expected rise in market value of securities or currencies which the Fund intends to purchase. Subject to the limitations described below, the Fund may also enter into futures contracts for purposes of enhancing return. In transactions establishing a long position in a futures contract, money market instruments equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, a representative portfolio of securities having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will employ any other appropriate method of cover which is consistent with applicable regulatory and exchange requirements.

Options on Securities

      The Fund may use options on securities to implement its investment strategy. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

      Purchased options have defined risk, i.e., the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset.

      Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, i.e., when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, i.e., the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

      The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure his obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Options on Securities Indices

      The Fund may engage in transactions in call and put options on securities indices. For example, the Fund may purchase put options on indices of securities in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities that might otherwise result.

      Put options on indices of securities are similar to put options on the securities themselves except that the delivery requirements are different. Instead of giving the right to make delivery of a security at a specified price, a put option on an index of securities gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. Although there are at present few available options on indices of fixed income securities, other than tax-exempt securities, or futures and related options based on such indices, such instruments may become available in the future. In connection with the use of such options, the Fund may cover its position by identifying a representative portfolio of securities having a value equal to the aggregate face value of the option position taken. However, the Fund may employ any appropriate method to cover its positions that is consistent with applicable regulatory and exchange requirements.

Options on Futures Contracts

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Options Strategy

      A basic option strategy for protecting the Fund against a decline in securities prices could involve (a) the purchase of a put -- thus "locking in" the selling price of the underlying securities or securities indices -- or (b) the writing of a call on securities or securities indices held by the Fund -- thereby generating income (the premium paid by the buyer) by giving the holder of such call the option to buy the underlying asset at a fixed price. The premium will offset, in whole or in part, a decline in portfolio value; however, if prices of the relevant securities or securities indices rose instead of falling, the call might be exercised, thereby resulting in a potential loss of appreciation in the underlying securities or securities indices.

      A basic option strategy when a rise in securities prices is anticipated is the purchase of a call -- thus "locking in" the purchase price of the underlying security or other asset. In transactions involving the purchase of call options by the Fund, money market instruments equal to the aggregate exercise price of the options will be identified by the Fund to the Trust's custodian to insure that the use of such investments is unleveraged.

      The Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and concurrently write a call option against that security. If the call option is exercised in such a transaction, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price of the security and the exercise price of the option. If the option is not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund's return will be the premium received from writing the put option minus the amount by which the market price of the security is below the exercise price.

Limitations and Risks of Options and Futures Activity

      The Fund will engage in transactions in futures contracts or options as a hedge against changes resulting from market conditions which produce changes in the values of their securities or the securities which it intends to purchase (e.g., to replace portfolio securities which will mature in the near future) and, subject to the limitations described below, to enhance return. The Fund will not purchase any futures contract or purchase any call option if, immediately thereafter, more than one third of the Fund's net assets would be represented by long futures contracts or call options. The Fund will not write a covered call or put option if, immediately thereafter, the aggregate value of the assets (securities in the case of written calls and cash or cash equivalents in the case of written puts) underlying all such options, determined as of the dates such options were written, would exceed 25% of that Fund's net assets. The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such nonhedging purposes would exceed 5% of the market value of the Fund's net assets.

      Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

      Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its securities and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

Foreign Investments

      To the extent the Fund invests in securities of issuers in less developed countries or emerging foreign markets, it will be subject to a variety of additional risks, including risks associated with political instability, economies based on relatively few industries, lesser market liquidity, high rates of inflation, significant price volatility of portfolio holdings and high levels of external debt in the relevant country.

      Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in the local markets.

Currency Transactions

      The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Repurchase Agreements

      The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's total assets, except that repurchase agreements extending for more than seven days when combined with other illiquid securities will be limited to 15% of the Fund's net assets. Currently, the Fund does not expect to invest more than 5% of its net assets in repurchase agreements.

Reverse Repurchase Agreements

      The Fund may enter into reverse repurchase agreements. However, the Fund has no present intention of engaging in reverse repurchase agreements in excess of 5% of the Fund's total assets. In a reverse repurchase agreement the Fund transfers a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

      When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When-Issued Securities

      The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Currently, the Fund does not expect to invest more than 5% of its net assets in when-issued securities. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to up to a month or more; during this period dividends on equity securities are not payable. No income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities fall below the price committed to prior to the actual issuance. The Trust's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments.

Rule 144A Securities

      The Fund may buy or sell restricted securities in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, such Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

Indexed Securities

      The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indicators. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

Swap Arrangements

      The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

      Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

      These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a part of the Fund's portfolio. However, the Fund may enter into such arrangements for income purposes to the extent permitted by the CFTC for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Securities Lending

    The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets, although the Fund has no present intention of lending portfolio securities with a value in excess of 5% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of the loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable stand-by letters of credit issued by a bank, or any combination thereof. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time. The Fund will retain most rights of ownership of the loaned securities including rights to dividends, interest or other distributions on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager to be of good financial standing.


Industry Classifications

      In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications, grouped by sectors, are currently used:

Basic Industries         Consumer Staple          Science & Technology
----------------         ---------------          --------------------
Chemical                 Business Service         Aerospace
Diversified              Container                Computer Software & Service
Electrical Equipment     Drug                     Electronic Components
Forest Products          Food & Beverage          Electronic Equipment
Machinery                Hospital Supply          Office Equipment
Metal & Mining           Personal Care
Railroad                 Printing & Publishing
Truckers                 Tobacco

Utility                  Energy                   Consumer Cyclical
-------                  ------                   -----------------
Electric                 Oil                      Airline
Natural Gas              Oil Service              Automotive
Telephone                                         Building
                                                  Hotel & Restaurant
Miscellaneous            Finance                  Photography
-------------            -------                  Recreation
                         Bank                     Retail Trade
                         Financial Service        Textile & Apparel
                         Insurance


Other Investment Limitations

      Pursuant to the policies of certain state securities authorities, the Fund will not invest in real estate limited partnerships, oil, gas or mineral development limited partnerships, or in oil, gas or mineral leases for so long as Fund shares are required to be registered for sale in the relevant state.


               DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

      As indicated in the Fund's Prospectus, the Fund may invest in long-term and short-term debt securities. The Fund may invest in cash and short-term securities for temporary defensive purposes when, in the opinion of the Investment Manager, such a position is more likely to provide protection against unfavorable market conditions than adherence to other investment policies. Certain debt securities and money market instruments in which the Fund may invest are described below.

U.S. Government and Related Securities

      U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

    (bullet) direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

    (bullet) obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

    (bullet) obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

      U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

      In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

      The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

Rating Categories of Debt Securities

      Set forth below is a description of corporate bond and debenture ratings of Standard & Poor's Corporation ("S&P"):

      AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

      B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

      C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

      D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      S&P may attach the "r" symbol to derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks created by the terms of the obligation, such as securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only (IO) and principal only (PO) mortgage securities.

      Set forth below is a description of corporate bond and debenture ratings of Moody's Investors Service, Inc. ("Moody's"):

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

Risk Factors of Lower Quality Debt Securities

      Lower quality debt securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities, commonly known as "junk bonds," include (i) limited liquidity and secondary market support; (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perceptions; (iii) subordination to the prior claims of banks and other senior lenders; (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn.

Bank Money Investments

      Bank money investments include but are not limited to certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

      U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Short-Term Corporate Debt Instruments

      Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by corporations including but not limited to (a) domestic or foreign bank holding companies or (b) their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

Commercial Paper Ratings

      Commercial paper investments at the time of purchase will be rated A by S&P or Prime by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least A by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least A by S&P or by Moody's.

      Commercial paper rated A (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

      The rating Prime is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

      In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

                            TRUSTEES AND OFFICERS

      The Trustees and officers of the Trust, their addresses, and their principal occupations and positions with certain affiliates of the Investment Manager are set forth below.


      *+Peter C. Bennett, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 57. His principal occupation is Executive Vice President and Director of State Street Research & Management Company. During the past five years he has also served as Senior Vice President and as Vice President of State Street Research & Management Company. Mr. Bennett's other principal business affiliation is Director, State Street Research Investment Services, Inc.

      *Charles S. Glovsky, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 43. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of State Street Research & Management Company.

      *Rudolph K. Kluiber, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 36. His principal occupation currently is Vice President of State Street Research & Management Company. During the past five years he has also served as an analyst for State Street Research & Management Company.

      *+Frederick R. Kobrick, One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 52. His principal occupation during the past five years has been Senior Vice President of State Street Research & Management Company.

      +Edward M. Lamont, Box 1234, Moores Hill Road, Syosset, NY 11791, serves as Trustee of the Trust. He is 68. He is engaged principally in private investments and civic affairs, and is an author of business history. Previously, he was with Morgan Guaranty Trust Company of New York.

      +Robert A. Lawrence, Saltonstall & Co., 50 Congress Street, Boston, MA 02109, serves as Trustee of the Trust. He is 69. His principal occupation during the past five years has been Partner, Saltonstall & Co., a private investment firm.

      *+Francis J. McNamara, III, has served as Secretary and General Counsel of the Trust since May 1995. He is 40. His principal occupation is Senior Vice President, Secretary and General Counsel of the Investment Manager. During the past five years he has also served as Senior Vice President, General Counsel and Assistant Secretary of The Boston Company, Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Senior Vice President, Clerk and General Counsel of State Street Research Investment Services, Inc.

      *+Gerard P. Maus, One Financial Center, Boston, MA 02111, serves as Treasurer of the Trust. He is 44. His principal occupation is Executive Vice President, Treasurer and Director of State Street Research & Management Company. During the past five years he has also served as Executive Vice President and Chief Financial Officer of New England Investment Companies and as Senior Vice President and Vice President of New England Mutual Life Insurance Company. Mr. Maus's other principal business affiliations include Executive Vice President, Treasurer, Chief Financial Officer and Director of State Street Research Investment Services, Inc.



-----------------------------

*   or + See footnotes on page 21.

      *+Thomas P. Moore, Jr., One Financial Center, Boston, MA 02111, serves as Vice President of the Trust. He is 56. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of State Street Research & Management Company.

      +Dean O. Morton, 3200 Hillview Avenue, Palo Alto, CA 94304, serves as Trustee of the Trust. He is 63. He is retired, having served during the past five years, until October 1992, as Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company.

      +Thomas L. Phillips, 141 Spring Street, Lexington, MA 02173, serves as Trustee of the Trust. He is 71. He is retired and was formerly Chairman of the Board and Chief Executive Officer of Raytheon Company, of which he remains a Director.

      +Toby Rosenblatt, 3409 Pacific Avenue, San Francisco, CA 94118, serves as Trustee of the Trust. He is 57. His principal occupations during the past five years have been President of The Glen Ellen Company, a private investment company, and Vice President of Founders Investments Ltd.

      +Michael S. Scott Morton, Massachusetts Institute of Technology, 77 Massachusetts Avenue, Cambridge, MA 02139, serves as Trustee of the Trust. He is
58. His principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology.

      *+Ralph F. Verni, One Financial Center, Boston, MA 02111, serves as Chairman of the Board, President, Chief Executive Officer and Trustee of the Trust. He is 52. His principal occupation is Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. During the past five years he has also served as President and Chief Executive Officer of New England Investment Companies and as Chief Investment Officer and Director of New England Mutual Life Insurance Company. Mr. Verni's other principal business affiliations include Chairman of the Board, President, Chief Executive Officer and Director of State Street Research Investment Services, Inc.








-----------------------------

*   or + See footnotes on page 21.

      +Jeptha H. Wade, 251 Old Billerica Road, Bedford, MA 01730, serves as Trustee of the Trust. He is 70. He is retired and was formerly Of Counsel for the law firm Choate, Hall & Stewart. He was a partner of that firm from 1960 to 1987.

      As of September 30, 1995, the Investment Manager, the Distributor and/or Metropolitan Life Insurance Company ("Metropolitan"), their indirect parent, were the beneficial owners of all or a substantial amount of the outstanding Class A, Class B, Class C and Class D shares of the Fund, and may be deemed to be in control of the Fund as control is defined in the 1940 Act. Such owners may acquire additional shares of the Fund. Although sales of the Fund's shares to other investors will reduce their percentage ownership, so long as 25% of a class of shares is so owned, such owner will be presumed to be in control of such class of shares for purposes of voting on certain matters, such as any Distribution Plan for a given class.

























----------------------------

* These Trustees and/or officers are or may be deemed to be interested persons of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.


+ Serves as a Trustee and/or officer of one or more of the following investment companies, each of which has an advisory or distribution relationship with the Investment Manager or its affiliates: MetLife - State Street Equity Trust, MetLife - State Street Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Exchange Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust, State
   Street Research Portfolios, Inc. and Metropolitan Series Fund, Inc.

       During the fiscal year ended September 30, 1995, the Trustees were compensated as follows:

                                                            Total Compensation
                              Aggregate                     From Trust and
                              Compensation                  Complex Paid
Name of Trustee               From Trust(a)                 to Trustees(b)

Edward M. Lamont              $    0                        $61,271
Robert A. Lawrence            $8,300                        $88,935
Dean O. Morton                $9,100                        $97,395
Thomas L. Phillips            $8,100                        $67,185
Toby Rosenblatt               $    0                        $61,271
Michael S. Scott Morton       $9,700                        $98,835
Ralph F. Verni                $    0                        $     0
Jeptha H. Wade                $8,600                        $69,585

(a) Includes compensation from multiple Series of the Trust. See "Distribution of Shares" for a listing of series.

(b) Includes compensation from Metropolitan Series Fund, Inc., for which the Investment Manager serves as sub-investment adviser, State Street Research Portfolios, Inc., for which State Street Research Investment Services, Inc. serves as distributor, and all investment companies for which the Investment Manager serves as primary investment adviser, comprising a total of 30 series. The Trust does not provide any pension or retirement benefits for the Trustees.

(c) This information is provided for the Trust's fiscal year ended September 30, 1995, and includes estimates of compensation from the Fund for a full year. The Fund commenced operations on February 13, 1995, and has not yet completed a full fiscal year.

                         INVESTMENT ADVISORY SERVICES

   State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Advisory Agreement provides that the Investment Manager shall furnish the Fund with an investment program, suitable office space and facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive alnd clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly-owned subsidiary of Metropolitan.


   The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund, as determined at the close of the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading, at the annual rate of 0.85% of the net assets of the Fund. The Fund has been advised that the Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. For the period February 13, 1995 (commencement of operations) through September 30, 1995, the Fund's investment advisory fee prior to the assumption of fees or expenses was $30,298. For the same period, the voluntary reduction of fees or assumption of expenses amounted to $80,022.


   Further, to the extent required under applicable state regulatory requirements, the Investment Manager will reduce its management fee up to the amount of any expenses (excluding permissible items, such as brokerage commissions, Rule 12b-1 payments, interest, taxes and litigation expenses) paid or incurred by the Fund in any fiscal year which exceed specified percentages of the average daily net assets of the Fund for such fiscal year. The most restrictive of such percentage limitations is currently 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of the remaining average net assets. These commitments may be amended or rescinded in response to changes in the requirements of the various states by the Trustees without shareholder approval.

   The Advisory Agreement provides that it shall continue in effect with respect to the Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

   Under a Funds Administration Agreement between the Investment Manager and the Distributor, the Distributor provides assistance to the Investment Manager in performing certain fund administration services for the Trust, such as assistance in determining the daily net asset value of shares of series of the Trust and in preparing various reports required by regulations.

   Under a Shareholders' Administrative Services Agreement between the Trust and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of the Fund, and is entitled to reimbursements of its costs for providing such services. Under certain arrangements for Metropolitan to provide subadministration services, Metropolitan may receive a fee for the maintenance of certain share ownership records for participants in sponsored arrangements, such as employee benefit plans, through or under which the Fund's shares may be purchased.


   Under the Code of Ethics of the Investment Manager, its employees in Boston where investment management operations are conducted, are only permitted to engage in personal securities transactions in accordance with certain conditions relating to an employee's position, the identity of the security, the timing of the transactions, and similar factors. Such employees must report their personal securities transactions quarterly and supply broker confirmations to the Investment Manager.


                      PURCHASE AND REDEMPTION OF SHARES

   Shares of the Fund are distributed by the Distributor. The Fund offers four classes of shares which may be purchased at the next determined net asset value per share plus, in the case of all classes except Class C shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares). General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Purchase of Shares" in the Prospectus. The following supplements that information.

Public Offering Price

   The public offering price for each class of shares of the Fund is based on their net asset value determined as of the close of the NYSE on the day the purchase order is received by State Street Research Shareholder Services provided that the order is received prior to the close of the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a dealer, that dealer is responsible for transmitting the order promptly to State Street Research Shareholder Services in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a dealer's failure to transmit an order promptly is a matter for settlement between the investor and the dealer.

Reduced Sales Charges

   For purposes of determining whether a purchase of Class A shares qualifies for reduced sales charges, the term "person" includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and (v) an employee benefit plan of a single employer or of affiliated employers.

   Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" as designated by the Distributor within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

   An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Funds and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances.

   A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

   Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B, Class C and Class D shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

Class C Shares


   Class C shares are currently available to certain benefit plans such as qualified retirement plans, other than individual retirement accounts and self-employed retirement plans, which meet criteria relating to level of assets, number of participants, service agreements, or similar factors; banks and insurance companies purchasing for their own accounts; endowment funds of nonprofit organizations with substantial minimum assets; and similar institutional investors.


Reorganizations

   In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

Redemptions

   The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.


                               NET ASSET VALUE

   The net asset values of the shares of the Fund are determined once daily as of the close of the NYSE, ordinarily 4 P.M. New York City time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   The net asset value per share of the Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

   In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services to value certain securities for which market quotations are not readily available on a daily basis. Most debt securities are valued on the basis of data provided by such pricing services. The pricing services may provide prices determined as of times prior to the close of the NYSE.

   In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers' NASDAQ System, or other system, are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust utilizing such pricing services as may be deemed appropriate as described above. Securities deemed restricted as to resale are valued at the fair value thereof as determined by or in accordance with methods adopted by the Trustees of the Trust.

   Short-term debt instruments issued with a maturity of one year or less which have a remaining maturity of 60 days or less are valued using the amortized cost method, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. The amortized cost method is used when the value obtained is fair value. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.


                            PORTFOLIO TRANSACTIONS

Portfolio Turnover


   The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less). The Fund reserves full freedom with respect to portfolio turnover, as described in the Prospectus. The portfolio turnover rate for the period February 13, 1995 (commencement of operations) through September 30, 1995 was 47.34%.


Brokerage Allocation

   The Fund and the Investment Manager seek the best overall execution of purchase or sale orders and the most favorable net price in securities transactions consistent with their judgment as to the business qualifications of the various broker or dealer firms with which the Fund may do business. Decisions with respect to the market where the transaction is to be completed, and to the allocation of orders among brokers or dealers, are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to the performance, integrity and financial responsibility of the various firms as well as to their demonstrated execution experience and capability generally and in regard to particular markets or securities and, in agency transactions, to the competitiveness of the commission rates (or in principal transactions of the net prices) they charge. The Investment Manager keeps current as to the range of rates or prices charged by various firms and against this background evaluates the reasonableness of a commission or price charged with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm.

   When it appears that a number of firms can satisfy the required standards in respect of a particular transaction, consideration may also be given to services other than execution services which such firms have provided in the past or may provide in the future. Among such other services are the supplying of supplemental investment research, general economic and political information, analytical and statistical data, relevant market information and daily market quotations for computation of net asset value. In this connection it should be noted that a substantial portion of brokerage commissions paid, or principal transactions entered, by the Fund may be with brokers and investment banking firms which, in the normal course of business, publish statistical, research and other material which is received by the Investment Manager and which may or may not prove useful to the Investment Manager, the Fund or other clients of the Investment Manager.

   Neither the Fund nor the Investment Manager has any definite agreements with any firm as to the amount of business which that firm may expect to receive for services supplied or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive allocation of a specified amount of business. These understandings are honored to the extent possible in accordance with the policy set forth above. Neither the Fund nor the Investment Manager intends to pay a firm in excess of that which another would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Fund and the Investment Manager are aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, rely on the provisions of Section 28(e) of the Securities Exchange Act of 1934, to the extent applicable. Brokerage commissions paid by the Fund during the period February 13, 1995 (commencement of operations) through September 30, 1995 amounted to approximately $15,354.


   Occasions may arise when the Investment Manager determines that an investment in a particular security, or the disposition of a particular security, is simultaneously a proper investment decision for the Fund as well as for the portfolio of one or more of its other clients. In this event, a purchase or sale, as the case may be, of any such security on any given day will be normally averaged as to price and allocated as to amount among the several clients in a manner deemed equitable to each client.

   On occasions when the Investment Manager deems the purchase or sale of a security to be in the best interests of the Fund, as well as other clients of the Investment Manager, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Fund. In some instances, this procedure may affect the price and size of the positions obtainable for the Fund.


                             CERTAIN TAX MATTERS

Federal Income Taxation of the Fund -- In General

   The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will do so. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of any of the following held for less than three months (the "30% test"): (i) stock or securities, (ii) options, futures, or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) but only if such currencies (or options, futures, or forward contracts) are not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); (c) satisfy certain diversification requirements; and (d) in order to be entitled to utilize the dividends paid deduction, distribute annually at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid).

   The 30% test will limit the extent to which the Fund may sell securities held for less than three months, write options which expire in less than three months, and effect closing transactions with respect to call or put options that have been written or purchased within the preceding three months. (If the Fund purchases a put option for the purpose of hedging an underlying portfolio security, the acquisition of the option is treated as a short sale of the underlying security unless, for purposes only of the 30% test, the option and the security are acquired on the same date.) Finally, as discussed below, this requirement may also limit investments by the Fund in options on stock indices, listed options on nonconvertible debt securities, futures contracts, options on interest rate futures contracts and certain foreign currency contracts.

   If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of such Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

   The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Federal Income Taxation of the Fund's Investments

   Original Issue Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

   Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

   Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, the 30% test, the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term or long-term gain or loss. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts.

Federal Income Taxation of Shareholders

   Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

   Distributions by the Fund can result in a reduction in the fair market value of such Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.


                      DISTRIBUTION OF SHARES OF THE FUND

   State Street Research Capital Trust is currently comprised of the following series: State Street Research Capital Fund, State Street Research Small Capitalization Growth Fund and State Street Research Small Capitalization Value Fund. The Trustees have authorized shares of the Fund to be issued in four classes: Class A, Class B, Class C and Class D shares. The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. A "series" is a separate pool of assets of the Trust which is separately managed and has a different investment objective and different investment policies from those of another series. The Trustees have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or class.

   The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through dealers who have entered into sales agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B and Class D shares). The Distributor may reallow all or portions of such sales charges as concessions to dealers. For the period February 13, 1995 (commencement of operations) through September 30, 1995, the Fund paid the Distributor no sales charges on Class A shares.


   The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such sponsored arrangements. The reductions in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization, the term of the organization's existence and certain characteristics of its members. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements at any time.


   On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor will pay the authorized securities dealer making such sale a commission on the shares sold. Such commission also is payable to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value. For the period February 13, 1995 (commencement of operations) through September 30, 1995, the Fund paid the Distributor no contingent deferred sales charges upon redemption of Class A, Class B or Class D shares.


   The Fund has adopted a "Plan of Distribution Pursuant to Rule 12b-1" (the "Distribution Plan") under which the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Class A, Class B and Class D shares, including, but not limited to, (1) the payment of commissions and/or reimbursement to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions and/or reimbursement to securities dealers (which securities dealers may be affiliates of the Distributor) engaged in the distribution and marketing of shares and furnishing ongoing assistance to investors, (2) reimbursement of direct out-of-pocket expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of Prospectuses of the Fund and reports for recipients other than existing shareholders of the Fund, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Fund may, from time to time, deem advisable, and (3) reimbursement of expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others in consideration of the provision of personal services to investors and/or the maintenance of shareholder accounts and expenses associated with the provision of personal services by the Distributor directly to investors. In addition, the Distribution Plan is deemed to authorize the Distributor to make payments out of general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be within the scope of Rule 12b-1 under the 1940 Act.


   The expenditures to be made pursuant to the Distribution Plan may not exceed
(i) with respect to Class A shares, an annual rate of 0.25% of the average daily value of net assets represented by such Class A shares, and (ii) with respect to Class B and Class D shares, an annual rate of 0.75% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to finance sales or promotion expenses and an annual rate of 0.25% of the average daily value of the net assets represented by such Class B or Class D shares (as the case may be) to make payments for personal services and/or the maintenance of shareholder accounts. Proceeds from the service fee will be used by the Distributor to compensate securities dealers and others selling shares of the Fund for rendering service to shareholders on an ongoing basis. Such amounts are based on the net asset value of shares of the Fund held by such dealers as nominee for their customers or which are owned directly by such customers for so long as such shares are outstanding and the Distribution Plan remains in effect with respect to the Fund. Any amounts received by the Distributor and not so allocated may be applied by the Distributor as reimbursement for expenses incurred in connection with the servicing of investor accounts. The distribution and servicing expenses of a particular class will be borne solely by that class.


   For the period February 13, 1995 (commencement of operations) through September 30, 1995, the Fund paid the Distributor fees under the Distribution Plan and the Distributor used all of such payments for expenses incurred on behalf of the Fund as follows:

                              Class A        Class B        Class D
                              -------        -------        -------
Advertising                   $              $              $

Printing and mailing of
 prospectuses to other
 than current shareholders

Compensation to dealers

Compensation to sales
 personnel

Interest

Carrying or other
 financial charges

Other expenses:
 marketing; general
                              ------         ------         ------
                              $8,392         $692           $692
                              ======         ======         ======

The Distributor may also use additional resources of its own for further expenses on behalf of the Fund.


  No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plan or any related agreements thereunder. The Distributor's interest in the Distribution Plan is described above.

   To the extent that the Glass-Steagall Act may be interpreted as prohibiting banks and other depository institutions from being paid for performing services under the Distribution Plan, the Fund will make alternative arrangements for such services for shareholders who acquired shares through such institutions.

                       CALCULATION OF PERFORMANCE DATA

   The average annual total return ("standard total return") of the Class A, Class B, Class C and Class D shares of the Fund will be calculated as set forth below. Total return is computed separately for each class of shares of the Fund.


   The Fund's performance is shown below, and where noted, reflects the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Fund; see "Accrued Expenses" later in this section.


Total Return


   The total returns ("standard total return") of each class of the Fund's shares were as follows:

                                    February 13, 1995
                              (Commencement of Operations) to
                                   September 30, 1995

                     SEC Total Return                 Aggregate Total Return
                       (Annualized)                      (Not Annualized)
               ------------------------------     ------------------------------
               With Subsidy   Without Subsidy     With Subsidy   Without Subsidy
               ------------   ---------------     ------------   ---------------
Class A           18.52%           15.81%            11.30%          9.69%
Class B           18.05%           15.22%            11.02%          9.34%
Class C           27.87%           24.95%            16.75%         15.07%
Class D           24.87%           21.98%            15.02%         13.34%

   The figures shown above as "SEC Total Return" result from the "annualization" of actual returns for the approximately 230-day period involved; annualization presumes that the performance for the 230 days continues for a full year.


   Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:


                        P(1+T)n = ERV

   Where:   P     =     a hypothetical initial payment of $1,000

            T     =     average annual total return

            n     =     number of years

            ERV   =     ending redeemable value at the end of the designated
                        period assuming a hypothetical $1,000 payment made at the beginning of the designated period


   The calculation is based on the further assumptions that the maximum initial or contingent deferred sales charge applicable to the investment is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

Accrued Expenses

   Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

   Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses relating to the Fund, during the subject period. In the absence of such subsidization, the performance of the Fund will be lower.

Nonstandardized Total Return


   A Fund may provide the above described standard total return results for Class A, Class B, Class C and Class D shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before and at the time of commencement of such Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000 or ending value. For example, the nonstandardized total returns for the six months ended September 30, 1995 without taking sales charges into account, were as follows:

                              With Subsidy             Without Subsidy
                              ------------             ---------------
Class A                          13.80%                     12.52%
Class B                          13.41%                     12.13%
Class C                          14.01%                     12.73%
Class D                          13.41%                     12.13%



                                  CUSTODIAN

   State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's custodian. As custodian, State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.


                           INDEPENDENT ACCOUNTANTS

   Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as the Trust's independent accountants, providing professional services including (1) audits of the Fund's annual financial statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings and (3) review of the annual income tax returns filed on behalf of the Fund.


                             FINANCIAL STATEMENTS

   In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time and holders of record may request a copy of a current supplementary report, if any, by calling State Street Research Shareholder Services.


   The following unaudited financial statements are for the period February 13, 1995 (commencement of operations) through September 30, 1995:

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND
INVESTMENT PORTFOLIO

September 30, 1995 (Unaudited)
                                                                       Value
                                                      Shares         (Note 1)
-----------------------------------------------    ------------   --------------
COMMON STOCKS 99.6%
Basic Industries 37.6%
Chemical 5.1%
Applied Extrusion Technologies, Inc.*                  3,000        $   55,125
Carlisle Plastics, Inc. Cl. A*                        10,000            50,000
McWhorter Technologies, Inc.*                          7,000           107,625
Rexene Corp.*                                          2,500            29,375
Uniroyal Chemical Corp.*                               7,500            67,500
                                                                  --------------
                                                                       309,625
                                                                  --------------
Diversified 5.9%
Alltrista Corp.*                                       2,000            38,000
Commercial Intertech Corp.                             1,500            28,688
Noel Group, Inc.*                                     22,000           137,500
Triton Group Ltd.*                                    33,300           104,062
Zero Corp.*                                            3,300            53,625
                                                                  --------------
                                                                       361,875
                                                                  --------------
Forest Product 2.5%
Gaylord Container Corp. Wts.*                         18,199           154,694
                                                                  --------------
Machinery 3.6%
Arden Industrial Products, Inc.*                       8,000            64,000
Hardinge, Inc.*                                        3,500            91,875
Specialty Equipment Companies, Inc.*                   5,000            61,250
                                                                  --------------
                                                                       217,125
                                                                  --------------
Metal & Mining 19.6%
Algoma Steel, Inc.*                                   11,000            51,150
Bayou Steel Corp. Cl. A*                               3,000            14,813
Carbide/Graphite Group, Inc.                          12,000           169,500
Castech Aluminum Group, Inc.*                          7,000           112,875
Chase Brass Industries, Inc.                           8,000           102,000
Commonwealth Aluminum Corp.*                           1,000            17,500
Easco, Inc.*                                          11,000            82,500
Encore Wire Corp.*                                     2,000            24,125
Interlake, Inc.*                                      53,900           128,013
Maxxam, Inc.*                                          1,000            49,125
Shaw Group, Inc.*                                      6,000            54,750
Sinter Metals, Inc. Cl. A*                             3,000            33,000
Sunshine Mining & Refining Co. Pfd.*                  18,000           148,500
Webco Industries, Inc.*                               21,000           145,687
Wyman Gordon Co.*                                      5,000            69,062
                                                                  --------------
                                                                     1,202,600
                                                                  --------------
Railroad 0.9%
Westinghouse Air Brake Co.                             4,000            57,500
                                                                  --------------
Total Basic Industries                                               2,303,419
                                                                  --------------
Consumer Cyclical 34.0%
Airline 3.0%
America West Airline, Inc.*                            9,000        $  139,500
Midwest Express Holdings, Inc.*                        2,000            45,000
                                                                  --------------
                                                                       184,500
                                                                  --------------
Automotive 7.9%
Borg Warner Automotive, Inc.                           1,000            32,000
Federal-Mogul Corp.                                    5,000            95,625
Harvard Industries, Inc. Cl. B*                        1,000            26,750
Lear Seating Corp.*                                    3,000            88,125
Littelfuse, Inc.*                                      1,000            32,500
Masland Corp.*                                         7,000           104,125
Tower Automotive, Inc.*                                3,000            41,250
Wescast Industries, Inc. Cl. A*                        6,000            66,000
                                                                  --------------
                                                                       486,375
                                                                  --------------
Building 8.5%
American Building Co.*                                 2,500            59,062
Cameron Ashley, Inc.*                                  6,000            57,000
Centex Construction Products, Inc.                     6,500            85,313
Falcon Building Products, Inc.*                        5,000            43,750
Miles Homes, Inc.*                                    20,000            27,500
Nortek, Inc.*                                         16,000           140,000
Simpson Manufacturing, Inc.*                           4,000            48,500
Stimsonite Corp.*                                      5,000            60,000
                                                                  --------------
                                                                       521,125
                                                                  --------------
Hotel & Restaurant 2.3%
Hollywood Casino Cl. A*                               10,000            70,000
Primadonna Resorts, Inc.*                              4,500            68,625
                                                                  --------------
                                                                       138,625
                                                                  --------------
Recreation 3.8%
Lewis Galoob Toys, Inc. Cv. Pfd.*                      5,000            91,875
Granite Broadcasting Co.                               7,000            76,125
HMG Worldwide Corp.*                                  27,000            64,125
                                                                  --------------
                                                                       232,125
                                                                  --------------
Retail Trade 8.5%
Bombay Company, Inc.*                                  5,000            40,625
Cole National Corp.*                                   5,000            60,625
Eastbay, Inc.*                                         4,500            88,875
Finlay Enterprises, Inc.*                              3,000            51,750
Home Shopping Network, Inc.*                           3,000            27,750
Rhodes, Inc.*                                         10,000           115,000
TBC Corp.*                                             8,000            77,000
Valuevision International, Inc.*                      10,000            58,750
                                                                  --------------
                                                                       520,375
                                                                  --------------
Total Consumer Cyclical                                              2,083,125
                                                                  --------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND
INVESTMENT PORTFOLIO (cont'd)
                                                                       Value
                                                      Shares         (Note 1)
-----------------------------------------------    ------------   --------------
Consumer Staple 11.7%
Business Service 5.3%
Computer Learning Centers, Inc.*                       4,000        $   44,000
Ideon Group, Inc.                                      5,000            51,250
Protection One, Inc.*                                 16,000           146,000
Staffing Resources, Inc.*                              6,500            81,250
                                                                  --------------
                                                                       322,500
                                                                  --------------
Container 3.8%
Continental Can Company, Inc.*                         4,000            78,500
Lufkin Industries, Inc.                                3,000            70,500
U.S. Can Corp.*                                        6,500            86,937
                                                                  --------------
                                                                       235,937
                                                                  --------------
Drug 0.8%
Martek Biosciences Corp.*                              3,000            48,750
                                                                  --------------
Printing & Publishing 1.8%
Katz Media Group, Inc.*                                5,500           112,063
                                                                  --------------
Total Consumer Staple                                                  719,250
                                                                  --------------
Energy 5.2%
Oil 4.3%
Crystal Oil Corp.*                                     3,700           110,075
Gerrity Oil & Gas Corp. Cv. Pfd.                      10,000           106,250
Optima Petroleum Corp.*                               17,100            49,162
                                                                  --------------
                                                                       265,487
                                                                  --------------
Oil Service 0.9%
Global Marine, Inc.*                                   8,000            57,000
                                                                  --------------
Total Energy                                                           322,487
                                                                  --------------
Finance 2.7%
Bank 0.8%
Springfield Institution For Savings Bank*              3,000            46,125
                                                                  --------------
Financial Service 1.9%
Hawthorne Financial Corp.*                            20,000            73,750
Midland Financial Group, Inc.*                         4,000            44,000
                                                                  --------------
                                                                       117,750
                                                                  --------------
Total Finance                                                          163,875
                                                                  --------------
Science & Technology 7.2%
Aerospace 1.1%
BE Aerospace, Inc.*                                    8,000            67,000
                                                                  --------------
Computer Software & Service 3.0%
Computational Systems, Inc.*                           3,900            63,375
Computervision Corp.*                                 10,000           121,250
                                                                  --------------
                                                                       184,625
                                                                  --------------
Electronic Components 3.1%
MEMC Electronic Materials, Inc.*                       4,500        $  122,062
Thermospectra Corp.*                                   4,000            67,000
                                                                  --------------
                                                                       189,062
                                                                  --------------
Total Science & Technology                                             440,687
                                                                  --------------
Utility 1.2%
Natural Gas 1.2%
TransTexas Gas Corp.*                                  4,000            72,500
                                                                  --------------
Total Utility                                                           72,500
                                                                  --------------
Total Common Stocks (Cost $5,568,938)                                6,105,343
                                                                  --------------

                                   Principal        Maturity
                                     Amount           Date
------------------------------    ------------   ------------    --------------
SHORT-TERM OBLIGATIONS 1.7%
Household Finance Corp., 5.65%      $104,000       10/2/1995          104,000
                                                                 --------------
Total Short-Term Obligations (Cost $104,000)                          104,000
                                                                 --------------
Total Investments (Cost $5,672,938)--101.3%                         6,209,343
Cash and Other Assets, Less Liabilities--(1.3)%                       (78,070)
                                                                 --------------
Net Assets--100.0%                                                 $6,131,273
                                                                 ==============

Federal Income Tax Information:
At September 30, 1995, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes of
  $5,672,938 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                   $ 777,614
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                    (241,209)
                                                                  -------------
                                                                    $ 536,405
                                                                  =============

* Nonincome-producing securities

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995 (Unaudited)

Assets
Investments, at value (Cost $5,672,938) (Note 1)                   $6,209,343
Receivable for securities sold                                         29,479
Cash                                                                   19,606
Receivable from Distributor (Note 3)                                    2,177
Dividends and interest receivable                                         531
Deferred organization costs and other assets (Note 1)                  69,733
                                                                   -----------
                                                                    6,330,869
Liabilities
Payable for securities purchased                                      136,125
Accrued trustees' fees (Note 2)                                         9,128
Accrued management fee (Note 2)                                         4,269
Accrued distribution fee (Note 5)                                       1,375
Accrued transfer agent and shareholder services (Note 2)                  730
Other accrued expenses                                                 47,969
                                                                   -----------
                                                                      199,596
                                                                   -----------
Net Assets                                                         $6,131,273
                                                                   ===========
Net Assets consist of:
 Undistributed net investment income                               $   36,497
 Unrealized appreciation of investments                               536,405
 Accumulated net realized gain                                        275,486
 Shares of beneficial interest (Note 6)                             5,282,885
                                                                   -----------
                                                                   $6,131,273
                                                                   ===========
Net Asset Value and redemption price per share of Class A
  shares ($5,781,809 / 519,451 shares of beneficial interest)           $11.13
                                                                   ===========
Maximum Offering Price per share of Class A shares ($11.13 /
  .955)                                                                 $11.65
                                                                   ===========
Net Asset Value and offering price per share of
  Class B shares ($116,240 / 10,493 shares of beneficial
  interest)*                                                            $11.08
                                                                   ===========
Net Asset Value, offering price and redemption price per share of Class C shares ($116,984 / 10,493 shares of beneficial
  interest)                                                             $11.15
                                                                   ===========
Net Asset Value and offering price per share of
  Class D shares ($116,240 / 10,493 shares of beneficial
  interest)*                                                            $11.08
                                                                   ===========

*Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period February 13, 1995 (commencement of operations) to September 30, 1995 (Unaudited)

Investment Income
Interest                                                            $ 78,168
Dividends, net of foreign taxes of $36                                10,878
                                                                   -----------
                                                                      89,046
Expenses
Custodian fee                                                         44,957
Management fee (Note 2)                                               30,298
Amortization of organization costs (Note 1)                            9,230
Trustees' fees (Note 2)                                                9,128
Reports to shareholders                                                8,800
Audit fee                                                              8,139
Legal fees                                                             5,584
Registration fees                                                      4,649
Transfer agent and shareholder services (Note 2)                         730
Distribution fee--Class A (Note 5)                                     8,392
Distribution fee--Class B (Note 5)                                       692
Distribution fee--Class D (Note 5)                                       692
Miscellaneous                                                          1,280
                                                                   -----------
                                                                     132,571
Expenses borne by the Distributor (Note 3)                           (80,022)
                                                                   -----------
                                                                      52,549
                                                                   -----------
Net investment income                                                 36,497
                                                                   -----------
Realized and Unrealized Gain on Investments
Net realized gain on investments (Notes 1 and 3)                     275,486
Net unrealized appreciation of investments                           536,405
                                                                   -----------
Net gain on investments                                              811,891
                                                                   -----------
Net increase in net assets resulting from operations                $848,388
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period February 13, 1995 (commencement of operations) to September 30, 1995 (Unaudited)

-----------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                                              $   36,497
Net realized gain on investments*                                     275,486
Net unrealized appreciation of investments                            536,405
                                                                   -----------
Net increase resulting from operations                                848,388
                                                                   -----------
Net increase from fund share transactions
  (Note 6)                                                          5,282,885
                                                                   -----------
Total increase in net assets                                        6,131,273
Net Assets
Beginning of period                                                    --
                                                                   -----------
End of period (including undistributed net investment
  income of $36,497)                                               $6,131,273
                                                                   ===========

*Net realized gain for Federal income tax purposes (Note 1)        $  275,486
                                                                   ===========


NOTES TO UNAUDITED FINANCIAL STATEMENTS

September 30, 1995

Note 1
State Street Research Small Capitalization Value Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), formerly State Street Capital Trust, which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized in November, 1988 as a successor to State Street Capital Fund, Inc., a Massachusetts corporation. The Trust consists presently of three separate funds: State Street Research Small Capitalization Value Fund, State Street Research Small Capitalization Growth Fund and State Street Research Capital Fund.

The Fund is authorized to issue four classes of shares. At the present time, only Class A shares are generally available for purchase. Class B, Class C and Class D shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and pay an annual service fee equal to 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment in Securities
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND
NOTES (cont'd)

B. Federal Income Taxes
No provision for Federal income taxes is necessary since the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

Note 2
The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. The fees of the Trustees not currently affiliated with the Adviser amounted to $9,128 during the period February 13, 1995 (commencement of operations) to September 30, 1995.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly-owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period February 13, 1995 (commencement of operations) to September 30, 1995, the amount of such expenses was $118.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period February 13, 1995 (commencement of operations) to September 30, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $80,022.

Note 4
For the period February 13, 1995 (commencement of operations) to September 30, 1995, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $6,865,944 and $1,572,492, respectively.

Note 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period February 13, 1995 (commencement of operations) to September 30, 1995, fees pursuant to such plan amounted to $8,392, $692 and $692 for Class A, Class B and Class D, respectively.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At September 30, 1995, Metropolitan owned one share of each of Class A, Class B, Class C and Class D shares and the Adviser owed 492,146 Class A shares and 10,471 of each of Class B, Class C and Class D shares of the Fund.

Share transactions were as follows:
                                           February 13, 1995
                                     (Commencement of Operations)
                                         to September 30, 1995
                                              (Unaudited)
                                     -----------------------------
Class A                                Shares           Amount
 -----------------------------------------------------------------
Shares sold                            519,451        $4,982,255
                                    ------------    --------------
Net increase                           519,451        $4,982,255
                                    ============    ==============
Class B                                Shares           Amount
 -----------------------------------------------------------------
Shares sold                             10,493        $  100,210
                                    ------------    --------------
Net increase                            10,493        $  100,210
                                    ============    ==============
Class C                                Shares           Amount
 -----------------------------------------------------------------
Shares sold                             10,493        $  100,210
                                    ------------    --------------
Net increase                            10,493        $  100,210
                                    ============    ==============
Class D                                Shares           Amount
 -----------------------------------------------------------------
Shares sold                             10,493        $  100,210
                                    ------------    --------------
Net increase                            10,493        $  100,210
                                    ============    ==============

STATE STREET RESEARCH SMALL CAPITALIZATION VALUE FUND

FINANCIAL HIGHLIGHTS

For a share outstanding from February 13, 1995 (commencement of operations) to September 30, 1995 (Unaudited)

                                                          Class A       Class B      Class C        Class D
                                                         ----------    ----------   ----------     -----------
Net asset value, beginning of period                       $ 9.55        $ 9.55       $ 9.55         $ 9.55
Net investment income*                                        .07           .02          .09            .02
Net unrealized gain on investments                           1.51          1.51         1.51           1.51
                                                         ----------    ----------   ----------     -----------
Net asset value, end of period                             $11.13        $11.08       $11.15         $11.08
                                                         ==========    ==========   ==========     ===========
Total return+                                               16.54%        16.02%       16.75%         16.02%
Net assets at end of period (000s)                         $5,782          $116         $117           $116
Ratio of operating expenses to average net assets*           1.45%++       2.20%++      1.20%++        2.20%++
Ratio of net investment income to average net assets*        1.05%++       0.32%++      1.32%++        0.32%++
Portfolio turnover rate                                     47.34%        47.34%       47.34%         47.34%
*Reflects voluntary assumption of fees or expenses
 per share in each period. (Note 3)                          $.15          $.15         $.15           $.15

++Annualized
+ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

                       STATE STREET RESEARCH CAPITAL TRUST


                                     PART C
                                OTHER INFORMATION
                                -----------------


Item 24: Financial Statements and Exhibits
------------------------------------------

   (a)   Financial Statements

         (1) Financial Statements included in PART A (Prospectus) of this Registration Statement:


                 Financial Highlights for State Street Research Capital Fund for the fiscal years ended September 30, 1985 through September 30, 1994 and Financial Highlights for State Street Research Small Capitalization Growth Fund for the period October 4, 1993 (commencement of operations) through September 30, 1994 incorporated by reference from Post-Effective Amendment No. 10.

                 Unaudited Financial Highlights for State Street Research Small Capitalization Value Fund for the period February 13, 1995 (commencement of operations) through September 30, 1995.


         (2) Financial Statements included in PART B (Statement of Additional Information) of this Registration Statement:


                    For State Street Research Capital Fund for the fiscal year ended September 30, 1994 (except as provided below) incorporated by reference from Post-Effective Amendment No. 10:


                    Investment Portfolio
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Statement of Changes in Net Assets
                        (fiscal years ended September 30, 1994 and
                        September 30, 1993)
                    Notes to Financial Statements
                        (including financial highlights)
                    Report of Independent Accountants
                    Management's Discussion of Fund Performance


                    For State Street Research Small Capitalization Growth Fund for the period October 4, 1993 (commencement of operations) through September 30, 1994 incorporated by reference from Post-Effective Amendment No. 10:


                        Investment Portfolio
                        Statement of Assets and Liabilities
                        Statement of Operations

                        Statement of Changes in Net Assets (for the period
                            October 4, 1993 (commencement of operations) to September 30, 1994)
                        Notes to Financial Statements
                            (including financial highlights)
                        Report of Independent Accountants
                        Management's Discussion of Fund Performance


                    Unaudited Financial Statements for State Street Research Small Capitalization Value Fund for the period February 13, 1995 (commencement of operations) through September 30, 1995:

                        Investment Portfolio
                        Statement of Assets and Liabilities
                        Statement of Operations
                        Statement of Changes in Net Assets
                            (for the period February 13, 1995 (commencement of operations) to September 30, 1995)
                        Notes to Unaudited Financial Statements
                            (including financial highlights)


   (b)   Exhibits


         (1) First Amended and Restated Master Trust Agreement, Amendment No. 1 and Amendment No. 2


         (2)(a)  By-Laws of the Registrant (iii)

         (2)(b)  Amendment No. 1 to By-Laws, effective September 30, 1992
                 (vii)

         (3)     Not Applicable

         (4)(a)  Specimen Share Certificate -- State Street Capital Fund (iv)

         (4)(b) Specimen Share Certificate -- State Street Small Capitalization Growth Fund (vi)

         (5)(a) Investment Advisory Contract with respect to State Street Capital Fund (iii)


         (5)(b) Restated Advisory Agreement with respect to State Street Research Small Capitalization Growth Fund and Letter Agreement relating to State Street Research Small Capitalization Value Fund


         (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (viii)

         (6)(b)  Form of Selected Dealer Agreement


         (6)(c)  Form of Bank and Bank-Affiliated Broker-Dealer Agreement (x)

         (6)(d) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Small Capitalization Value Fund


         (7)     Not Applicable

         (8)(a)  Custodian Contract (iii)

         (8)(c) Letter Agreement with respect to the Custodian Contract relating to State Street Small Capitalization Growth Fund (vii)


         (8)(d)  Letter Agreement with respect to the Custodian
                 Contract relating to State Street Research Small
                 Capitalization Value Fund


         (9)     Agreement and Plan of Reorganization and Liquidation (iii)

         (10)(a) Consent and Opinion of counsel on legality of shares being issued with respect to State Street Capital Fund (vii)

         (10)(b) Consent and Opinion of counsel on legality of shares being issued with respect to State Street Small
                 Capitalization Growth Fund (vi)


         (10)(c) Consent and Opinion of counsel on legality of shares being issued with respect to MetLife - State Street Research Small Capitalization Value Fund (x)


         (11)    Consent of Coopers & Lybrand L.L.P.

         (12)    Not Applicable

         (13)(a) Subscription and Investment Letters -- State Street Small Capitalization Growth Fund (vii)


         (13)(b) Subscription and Investment Letters -- State
                 Street Research Small Capitalization Value Fund

         (14)(a) State Street Research IRA: Disclosure Statement, Forms Booklet and Transfer of Assets/Direct Rollover Form

         (14)(b) State Street Research 403(b): Brochure, Account Agreement, Maximum Salary Reduction Worksheet, Account Application, Salary Reduction Agreement and Direct Rollover of Assets Form (x)

         (15)(a) Plan of Distribution Pursuant to Rule 12b-1 with respect to State Street Research Capital Fund (x)


         (15)(b) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Small Capitalization Growth Fund (viii)


         (15)(c) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street
                 Research Small Capitalization Value Fund


         (16)(a) Calculation of Performance Data with respect to State Street Research Capital Fund (ii)

         (16)(b) Calculation of Performance Data with respect to State Street Research Small Capitalization Growth Fund (ix)

         (17) Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3

         (18)(a) Powers of Attorney

         (18)(b) Certificate of Board Resolution Respecting Powers of Attorney

         (19)    Application Forms (x)

         (27)    Financial Data Schedules

----------------
The Series of the Registrant have changed their names at various times. Documents in this listing of Financial Statements and Exhibits which were effective prior to the most recent name change accordingly refer to a former name of such Series.

-------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote          Securities Act of 1933
Reference         Registration/Amendment                    Date Filed

   i              Initial Registration                      August 22, 1983
  ii              Post-Effective Amendment No. 1            July 15, 1988
 iii              Post-Effective Amendment No. 2            December 2, 1988
  iv              Post-Effective Amendment No. 3            January 26, 1990
   v              Post-Effective Amendment No. 4            January 31, 1991
  vi              Post-Effective Amendment No. 6            May 26, 1992
 vii              Post-Effective Amendment No. 7            November 25, 1992
viii              Post-Effective Amendment No. 8            November 26, 1993
  ix              Post-Effective Amendment No. 9            January 21, 1994
   x              Post-Effective Amendment No. 10           November 18, 1994

Item 25.  Persons Controlled by or Under Common Control with Registrant


           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                             AS OF DECEMBER 31, 1994

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1994. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Delaware)

          a.   Metropolitan Group Property and Casualty Insurance Company
               (Delaware)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Delaware)
          c.   Metropolitan General Insurance Company (Delaware)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)

     4.   MetLife HealthCare Management Corporation (Delaware)

          a.   MetLife HealthCare Network of Kansas City, Inc. (Missouri)
          b.   MetLife HealthCare Network of Northern New Jersey, Inc. (New
               Jersey)
          c.   MetLife HealthCare Network of New York, Inc. (New York)
          d.   MetLife HealthCare Network of Ohio, Inc. (Ohio)
          e.   MetLife HealthCare Network of Wisconsin, Inc. (Wisconsin)
          f.   MetLife HealthCare Network, Inc. (Delaware)
          g.   MetLife HealthCare Network of Georgia, Inc. (Georgia)
          h.   MetLife HealthCare Network of Illinois, Inc. (Delaware)
          i.   MetLife HealthCare Network of Arizona, Inc. (Arizona)
          j.   MetLife HealthCare Network of Kentucky, Inc. (Kentucky)
          k.   MetLife HealthCare Network of Massachusetts, Inc. (Massachusetts)
          l.   MetLife HealthCare Network of Texas, Inc. (Texas)
          m.   MetLife HealthCare Network of Florida, Inc. (Florida)
          n.   MetLife HealthCare Network of Colorado, Inc. (Colorado)
          o.   MetLife HealthCare Network of California, Inc. (California)

     5.   Corporate Health Strategies, Inc. (Delaware)

     6.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  MCC Investment Corporation (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and MCC Investment Corporation (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c.   MetLife Realty Group, Inc. (Delaware)

          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by an employee of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     7.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each holds 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                     (2) Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.
                    (5)  Metric Realty Services, Inc. (Delaware)
                    (6) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

     8.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     9.   Metropolitan Tower Realty Company, Inc. (Delaware)

     10.  MetLife Real Estate Advisors, Inc. (California)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

          a.   810597 Ontario, Inc. (Ontario, Canada)
          b.   810660 Ontario Inc. (Canada)
          c.   478077 Alberta Ltd. (Alberta, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)
          b.   Metropolitan Life Operations Limited (Canada)

               i.   Metropolitan Trust Company of Canada (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (82%) and by employees of Morguard (18%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)
     5.   167080 Canada, Inc. (Canada)

          a.   446068 B.C. Ltd. (British Columbia, Canada)

H.   MetLife (UK) Limited (Great Britain)

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Genesis Seguros de Vida S.A. (Argentina)

L. Genesis Seguros de Retiro S.A. (Argentina). Shares of Genesis Seguros de Retiro S.A. are held by Metropolitan (10%) and by an entity (90%) unaffiliated with Metropolitan.

M.   161397 Canada Inc. (Canada)

N.   2945835 Canada Inc. (Canada)

O.   Metropolitan Marine Way Investments Limited (British Columbia, Canada)

P.   Met Life Holdings Luxembourg (Luxembourg)

Q.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

R.   MetLife International Holdings, Inc. (Delaware)

S.   Century 21 Real Estate Corporation (Delaware)

     1.   Century 21 of the Pacific, Inc. (California)
     2.   Century 21 of the West, Inc. (California)
     3.   Century 21 Great Lakes, Inc. (Michigan)
     4.   Century 21 of the Southeast, Inc. (Florida)
     5.   Century 21 Australasia Pty. Ltd. (Australia)
     6.   Century 21 North Central, Inc. (Illinois)
     7.   Century 21 South Central States, Inc. (Texas)
     8.   Western Relocation Management, Inc. (California)
     9.   Century 21 United Kingdom Limited (United Kingdom)
     10.  Century 21 of the Northeast, Inc. (New Jersey)

T.   Metmor Financial, Inc. (California)

     1.   MetFirst Insurance Agency, Inc. (Delaware)

U.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Residentials, Inc. (New York)
          b.   Cross & Brown Company of Florida, Inc. (Florida)
          c.   Cross & Brown Associates of New York, Inc. (New York)
          d.   Cross & Brown Associates of New Jersey, Inc. (New Jersey)
          e.   Subrown Corp. (New York)
          f.   Cross & Brown Construction Corp. (New York)
          g.   CBNJ, Inc. (New Jersey)
          h.   Cross & Brown of Connecticut, Inc. (Connecticut)

V.   MetPark Funding, Inc. (Delaware)

W.   2154 Trading Corporation (New York)

X.   Transmountain Land & Livestock Company (Montana)

Y.   Met West Agribusiness, Inc. (Delaware)

Z.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

AA.  Nebraska Farms, Inc. (Nebraska)

AB.  MetFarm and Ranch Properties, Inc. (Delaware)

AC.  MetLife Group Administrator, Inc.

AD. The MetraHealth Companies, Inc. (Delaware). Shares of The Metra Health Companies, Inc. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 for $10 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4)  Metropolitan Structures is a general partnership in which Metropolitan owns
a 50% interest.   Metropolitan Structures owns 100% of the common stock of
Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation, is a property manager. Metropolitan Structures, Inc. is wholly owned by Metropolitan Structures. Metropolitan Structures, Inc. is the sole general partner of MS Management Services, L.P., an Illinois limited partnership in which Metropolitan has a 49.5% interest as a limited partner.

5) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

6) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

7) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

8) Met Life Agricultural Limited Partnership, is an Illinois limited partnership of which Met Farm and Ranch Properties, Inc. has a 1% interest as general partner and a 57.28% interest as limited partner.

9) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

10) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the common stock of the following companies: Braelan Corp., and its subsidiary, Dan River, Inc.; Lincoln Group Holding Corp.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

Item 26.  Number of Holders of Securities

                                   (1)                           (2)
                                                              Number of
As of                        Title of Class                Record Holders

                        Shares of Beneficial Interest


8/31/95                 State Street Research Capital Fund

                        Class A                                         2,340
                        Class B                                         5,353
                        Class C                                            66
                        Class D                                         2,419

8/31/95                 State Street Research Small
                        Capitalization Growth Fund

                        Class A                                         2,950
                        Class B                                         2,285
                        Class C                                           149
                        Class D                                           392

8/31/95                 State Street Research Small
                        Capitalization Value Fund

                        Class A                                            20
                        Class B                                             7
                        Class C                                             6
                        Class D                                             6




Item 27.  Indemnification

      Article VI of Registrant's Master Trust Agreement provides: The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

 Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------

State Street             Investment Adviser                   Various investment                                    Boston, MA
  Research &                                                   advisory clients
  Management
  Company

Bangs, Linda L.          None
  Vice President

Barton, Michael E.       None
  Vice President

Bennett, Peter C.        Vice President                       State Street Research Capital Trust                   Boston, MA
  Director and           Vice President                       State Street Research Exchange Trust                  Boston, MA
  Executive Vice         Vice President                       State Street Research Growth Trust                    Boston, MA
  President              Vice President                       State Street Research Master Investment Trust         Boston, MA
                         Vice President                       MetLife - State Street Equity Trust
                         Director                             State Street Research Investment Services, Inc        Boston, MA
                         Director                             Boston Private Bank & Trust Co.                       Boston, MA
                         President and Director               Christian Camps & Conferences, Inc.                   Boston, MA
                         Director (until 12/93)               Gefinor Securities S.A.                           Geneva, Switzerland
                         Chairman and Trustee                 Gordon College                                        Wenham, MA

Brown, Susan H.          None
  Vice President

Burbank, John F.         None
  Vice President

Canavan, Joseph W.       Assistant Treasurer                  MetLife - State Street Equity Trust                   Boston, MA
  Vice President         Assistant Treasurer                  MetLife - State Street Financial Trust                Boston, MA
                         Assistant Treasurer                  State Street Research Income Trust                    Boston, MA
                         Assistant Treasurer                  State Street Research Money Market Trust              Boston, MA
                         Assistant Treasurer                  State Street Research Tax-Exempt Trust                Boston, MA
                         Assistant Treasurer                  State Street Research Capital Trust                   Boston, MA
                         Assistant Treasurer                  State Street Research Exchange Trust
                         Assistant Treasurer                  State Street Research Growth Trust                    Boston, MA
                         Assistant Treasurer                  State Street Research Master Investment Trust         Boston, MA
                         Assistant Treasurer                  State Street Research Securities Trust                Boston, MA
                         Assistant Controller                 State Street Research Portfolios, Inc.                New York, NY

                                       C-19

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------

Carmen, Michael T.       None
  Vice President

Carstens, Linda C.       None
  Vice President

Clifford, Jr., Paul J.   Vice President                       State Street Research Tax-Exempt Trust                Boston, MA
  Vice President         Director                             Avalon, Inc.                                          Boston, MA

DiFazio, Susan M.W.      Senior Vice President                State Street Research Investment Services, Inc.       Boston, MA
  Vice President         (Vice President until
                         8/93)

Dillman, Thomas J        Director of Research                 Bank of New York                                      New York, NY
  Senior Vice President  (until 6/95)

Drake, Susan W.          Vice President                       State Street Research Tax-Exempt Trust                Boston, MA
  Vice President

Duggan, Peter J.         Vice President                       New England Mutual Life Insurance Company             Boston, MA
  Senior Vice            (until  8/94)
  President

Evans, Gordon            Vice President                       State Street Research Investment Services, Inc.       Boston, MA
  Vice President

Federoff, Alex G.        None
  Vice President

Finch, Edward R.         None
  Senior Vice President
  (Vice President
  until 10/93)

Gardner, Michael D.      Vice President                        The Prudential Insurance Company of America         Shorthills, NJ
  Senior Vice President  (until 9/93)
  (Vice President until  Partner                               Prism Group                                          Seattle, WA
  6/95)

Geer, Bartlett R.        Vice President                        MetLife - State Street Equity Trust                  Boston, MA
  Senior Vice President  Vice President                        State Street Research Income Trust                   Boston, MA
  (Vice President        Vice President                        State Street Research Investment Services, Inc.      Boston, MA
  until 8/93)

                                C-20

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Glovsky, Charles S.       Vice President                       State Street Research Capital Trust                  Boston, MA
  Senior Vice President
  (Vice President until
  8/93)

Hamilton, Jr., William A. Treasurer and Director               Ellis Memorial and Eldredge House                    Boston, MA
  Senior Vice President   Treasurer and Director               Nautical and Aviation Publishing Company, Inc.      Baltimore, MD
  (Vice President         Treasurer and Director               North Conway Institute                               Boston, MA
  until 8/93)

Haverty, Jr., Lawrence J. None
  Senior Vice President
  (Vice President
  until 8/93)

Heineke, George R.        None
  Vice President

Jackson, Jr.,             Trustee                              Certain trusts of related and
  F. Gardner                                                   non-related individuals
  Senior Vice President   Trustee                              Vincent Memorial Hospital                            Boston, MA
  (Vice President
  until 8/93)

Jamieson, Frederick H.    Vice President and Asst. Treasurer    State Street Research Investment Services, Inc.     Boston, MA
  Senior Vice President   Vice President and Asst. Treasurer    SSRM Holdings, Inc.                                 Boston, MA
  (Vice President         Vice President and Controller         MetLife Securities, Inc.                           New York, NY
  until 6/95)

Kallis, John H.           Vice President                        State Street Research Investment Services, Inc.     Boston, MA
  Senior Vice President   Vice President                        MetLife - State Street Financial Trust              Boston, MA
                          Vice President                        State Street Research Income Trust                  Boston, MA
                          Vice President                        State Street Research Tax-Exempt Trust              Boston, MA
                          Vice President                        State Street Research Securities Trust              Boston, MA
                          Trustee                               705 Realty Trust                                   Washington, D.C.
                          Director and President                K&G Enterprises                                    Washington, D.C.

Kasper, M. Katherine      None
  Vice President
                                C-21

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Kluiber, Rudolph K.       Vice President                       State Street Research Capital Trust                  Boston, MA
  Vice President

Kobrick, Frederick R.     Vice President                       State Street Research Investment Services, Inc.      Boston, MA
  Senior Vice             Vice President                       MetLife - State Street Equity Trust                  Boston, MA
  President               Vice President                       State Street Research Capital Trust                  Boston, MA
                          Vice President                       State Street Research Growth Trust                   Boston, MA
                          Member                               Harvard Business School Association                 Cambridge, MA
                          Member                               National Alumni Council, Boston University           Boston, MA

Leary, Eileen M.          None
  Vice President

Lintz, Carol              None
  Vice President

McNamara, III, Francis J. Senior Vice President, Clerk        State Street Research Investment Services, Inc.       Boston, MA
  Senior Vice President,  and General Counsel
  Secretary and           Secretary and General Counsel       State Street Research Master Investment Trust         Boston, MA
  General Counsel         Secretary and General Counsel       State Street Research Capital Trust                   Boston, MA
                          Secretary and General Counsel       State Street Research Exchange Trust                  Boston, MA
                          Secretary and General Counsel       State Street Research Growth Trust                    Boston, MA
                          Secretary and General Counsel       State Street Research Securities Trust                Boston, MA
                          Secretary and General Counsel       MetLife - State Street Equity Trust                   Boston, MA
                          Secretary and General Counsel       MetLife - State Street Financial Trust                Boston, MA
                          Secretary and General Counsel       State Street Research Income Trust                    Boston, MA
                          Secretary and General Counsel       State Street Research Money Market Trust              Boston, MA
                          Secretary and General Counsel       State Street Research Tax-Exempt Trust                Boston, MA
                          Secretary and General Counsel       SSRM Holdings, Inc.                                   Boston, MA
                          Senior Vice President, General      The Boston Company, Inc.                              Boston, MA
                          Counsel and Assistant Secretary
                          (until 5/95)
                          Senior Vice President, General      Boston Safe Deposit and Trust Company                 Boston, MA
                          Counsel and Assistant Secretary
                          (until 5/95)
                          Senior Vice President, General      The Boston Company Advisors, Inc.                     Boston, MA
                          Counsel and Assistant Secretary
                          (until 5/95)

                                C-22

                                                                                                               Principal business
Name                     Connection                            Organization                                 address of organization
----                     ----------                            ------------                                 -----------------------
Maus, Gerard P.          Treasurer                             MetLife - State Street Equity Trust                  Boston, MA
  Director, Executive    Treasurer                             MetLife - State Street Financial Trust               Boston, MA
  Vice President         Treasurer                             State Street Research Income Trust                   Boston, MA
  and Treasurer          Treasurer                             State Street Research Money Market Trust             Boston, MA
                         Treasurer                             State Street Research Tax-Exempt Trust               Boston, MA
                         Treasurer                             State Street Research Capital Trust                  Boston, MA
                         Treasurer                             State Street Research Exchange Trust                 Boston, MA
                         Treasurer                             State Street Research Growth Trust                   Boston, MA
                         Treasurer                             State Street Research Master Investment Trust        Boston, MA
                         Treasurer                             State Street Research Securities Trust               Boston, MA
                         Director, Executive Vice President,   State Street Research Investment Services, Inc.      Boston, MA
                         Treasurer and Chief Financial Officer
                         Director                              Metric Holdings, Inc.                             San Francisco, CA
                         Director                              Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                         Director                              GFM International Investors, Ltd.                  London, England
                         Treasurer and Chief Financial         SSRM Holdings, Inc.                                  Boston, MA
                         Officer
                         Treasurer                             MetLife Securities, Inc.                            New York, NY

Milder, Judith J.        None
  Senior Vice President
  (Vice President
  until 6/95)

Miller, Joan D.          Senior Vice President                 State Street Research Investment Services, Inc.      Boston, MA
  Vice President

Moore, Jr., Thomas P.    Director                              Hibernia Savings Bank                                Quincy, MA
  Senior Vice            Vice President                        State Street Research Capital Trust                  Boston, MA
  President              Vice President                        State Street Research Exchange Trust                 Boston, MA
                         Vice President                        State Street Research Growth Trust                   Boston, MA
                         Vice President                        State Street Research Master Investment Trust        Boston, MA
                         Vice President                        MetLife - State Street Equity Trust                  Boston, MA

Mulligan, JoAnne C.      Vice President                        State Street Research Money Market Trust             Boston, MA
  Vice President

Orr, Stephen C.          Member                                Technology Analysts of Boston                        Boston, MA
  Vice President         Member                                Electro-Science Analysts (of NYC)                   New York, NY

                                C-23

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Pannell, James C.         None
 Vice President

Peters, Kim M.            Vice President                       State Street Research Securities Trust               Boston, MA
  Senior Vice President
  (Vice President
  until 7/94)

Pluckhahn, Charles W.     None
  Vice President

Ragsdale, Easton          Senior Vice President                Kidder, Peabody, & Co. Incorporated                 New York, NY
  Vice President          (until 12/94)

Rawlins, Jeffrey A.       None
  Vice President

Rice III, Daniel Joseph   Vice President                       MetLife - State Street Equity Trust                  Boston, MA
  Senior Vice President
  (Vice President
  until 8/93)

Richards, Scott           Vice President                       Wellington Management Company                        Boston, MA
  Vice President          (until 1/94)

Romich, Douglas A.        Assistant Treasurer                  MetLife - State Street Equity Trust                  Boston, MA
  Vice President          Assistant Treasurer                  MetLife - State Street Financial Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Income Trust                   Boston, MA
                          Assistant Treasurer                  State Street Research Money Market Trust             Boston, MA
                          Assistant Treasurer                  State Street Research Tax-Exempt Trust               Boston, MA
                          Assistant Treasurer                  State Street Research Capital Trust                  Boston, MA
                          Assistant Treasurer                  State Street Research Exchange Trust
                          Assistant Treasurer                  State Street Research Growth Trust                   Boston, MA
                          Assistant Treasurer                  State Street Research Master Investment Trust        Boston, MA
                          Assistant Treasurer                  State Street Research Securities Trust               Boston, MA
                          Assistant Controller                 State Street Research Portfolios, Inc.               New York, NY

Row, III, Walter A.       None
  Vice President

                                C-24

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Schrage, Michael          Senior Vice President                Putnam Management                                    Boston, MA
  Vice President          (until 12/93)

Schultz, David C.         Director (non-voting)                Capital Trust, S.A.                                 Luxembourg
  Executive Vice          Director                             Alex Brown Capital, Ltd.                         Hamilton, Bermuda
   President

  (Senior Vice President  Director and Treasurer               Mafraq Hospital Association                        Mafraq, Jordan
  until 12/94, Vice       Member                               Association of Investment
  President until                                              Management Sales Executives                          Atlanta, GA
  4/94)                   Member, Investment Committee         Lexington Christian Academy                         Lexington, MA

Shean, William G.         None
  Vice President

Shively, Thomas A.        Vice President                       MetLife - State Street Financial Trust               Boston, MA
  Director and            Vice President                       State Street Research Money Market Trust            Boston, MA
  Executive Vice          Vice President                       State Street Research Tax-Exempt Trust
  President (Senior       Director                             State Street Research Investment Services, Inc       Boston, MA
  Vice President          Vice President                       State Street Research Securities Trust               Boston, MA
  until 6/93)

Shoemaker, Richard D.      None
  Senior Vice President
  (Vice President
  until 8/93)

Somes, Steven P.           Vice President                      MetLife - State Street Financial Trust               Boston, MA
  Vice President           Vice President                      MetLife - State Street Equity Trust                  Boston, MA
                           Vice President                      State Street Research Master Investment Trust        Boston, MA

Strelow, Dan R.            None
  Senior Vice President
  (Vice President
  until 8/93)

Stuka, Paul                U.S. Portfolio Consultant           Teton Partners                                       Boston, MA
  Senior Vice President    (until 4/95)

                                C-25

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Swanson, Amy McDermott    None
  Senior Vice President
  (Vice President
  until 8/93)

Trebino, Anne M.          Vice President                       SSRM Holdings, Inc.     Boston, MA
  Senior Vice President
  (Vice President
  until 6/95)

Verni, Ralph F.           Chairman, President, Chief           State Street Research Capital Trust                  Boston, MA
  Chairman, President,    Executive Officer and Trustee
  Chief Executive         Chairman, President, Chief           State Street Research Exchange Trust                 Boston, MA
  Officer and             Executive Officer and Trustee
  Director                Chairman, President, Chief           State Street Research Growth Trust                   Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Master Investment Trust        Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Securities Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           MetLife - State Street Equity Trust                  Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           MetLife - State Street Financial Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Income Trust                   Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Money Market Trust             Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Tax-Exempt Trust               Boston, MA
                          Executive Officer and Trustee
                          Chairman, President, Chief           State Street Research Investment Services, Inc.      Boston, MA
                          Executive Officer and Director
                          Chairman and Director                Metric Holdings, Inc.                             San Francisco, CA
                          Director and Officer                 Certain wholly-owned subsidiaries
                                                               of Metric Holdings, Inc.
                          Chairman of the Board and Director   MetLife Securities, Inc.                            New York, NY
                          Chairman and Director (until 11/94)  GFM International Investors, Ltd.                 London, England
                          President, Chief Executive           SSRM Holdings, Inc.                                  Boston, MA
                          Officer and Director
                          Director                             CML Group, Inc.                                      Boston, MA

                                C-26

                                                                                                              Principal business
Name                      Connection                           Organization                                 address of organization
----                      ----------                           ------------                                 -----------------------
Wade, Dudley              Vice President                       State Street Research Growth Trust                   Boston, MA
  Freeman                 Vice President                       State Street Research Master Investment Trust        Boston, MA
 Senior Vice
 President

Wallace, Julie K.         None
 Vice President

Ward, Geoffrey            None
 Senior Vice President
 (Vice President
 until 8/93)

Westvold,                 President and Director               Bondurant, Inc.                                      Medfield, MA
  Elizabeth McCombs       (until 2/94)
 Vice President

Wing, Darman A.           Senior Vice President and            State Street Research Investment Services, Inc.      Boston, MA
 Vice President,          Asst. Clerk (Vice President
 Assistant Secretary      until 6/95)
 and Assistant            Assistant Secretary                  State Street Research Capital Trust                  Boston, MA
 General Counsel          Assistant Secretary                  State Street Research Exchange Trust                 Boston, MA
                          Assistant Secretary                  State Street Research Growth Trust                   Boston, MA
                          Assistant Secretary                  State Street Research Master Investment Trust        Boston, MA
                          Assistant Secretary                  State Street Research Securities Trust               Boston, MA
                          Assistant Secretary                  MetLife - State Street Equity Trust                  Boston, MA
                          Assistant Secretary                  MetLife - State Street Financial Trust               Boston, MA
                          Assistant Secretary                  State Street Research Income Trust                   Boston, MA
                          Assistant Secretary                  State Street Research Money Market Trust             Boston, MA
                          Assistant Secretary                  State Street Research Tax-Exempt Trust               Boston, MA
                          Assistant Secretary                  SSRM Holdings, Inc.                                  Boston, MA

Woodbury, Robert S.       Employee                             Metropolitan Life Insurance Company                 New York, NY
 Vice President

Woodworth, Jr., Kennard   Vice President                       State Street Research Exchange Trust                 Boston, MA
 Senior Vice              Vice President                       State Street Research Growth Trust                   Boston, MA
 President


                                C-27

                                                                                                       Principal business
Name                      Connection                    Organization                                 address of organization
----                      ----------                    ------------                                 -----------------------
Wu, Norman N.             Partner                       Atlantic-Acton Realty                             Framingham, MA
 Senior Vice President    Director                      Bond Analysts Society of Boston                      Boston, MA
 (Vice President
 until 8/93)

Yogg, Michael Richard      Vice President               MetLife - State Street Financial Trust               Boston, MA
 Senior Vice               Vice President               State Street Research Income Trust                  Boston, MA
 President

Item 29.  Principal Underwriters


      (a) State Street Research Investment Services, Inc. serves as principal underwriter for MetLife - State Street Equity Trust, MetLife - State Street Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Portfolios, Inc.


      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:

     (1)                                 (2)                     (3)
                                      Positions               Positions
Name and Principal                   and Offices             and Offices
 Business Address                 with Underwriter         with Registrant

Ralph F. Verni                     Chairman of the          Chairman of
One Financial Center               Board, President,        the Board,
Boston, MA 02111                   Chief Executive Officer  President,
                                   and Director             Chief Executive
                                                            Officer and
                                                            Trustee

Peter C. Bennett                   Director                 Vice President
One Financial Center
Boston, MA  02111

Gerard P. Maus                     Executive Vice           Treasurer
One Financial Center               President, Treasurer,
Boston, MA  02111                  Chief Financial
                                   Officer and Director

Thomas A. Shively                  Director                 None
One Financial Center
Boston, MA  02111


Dennis C. Barghann                 Senior Vice President    None
One Financial Center
Boston, MA 02111


Peter Borghi                       Senior Vice President    None
One Financial Center
Boston, MA 02111

Paul V. Daly                       Senior Vice President    None
One Financial Center
Boston, MA 02111

Susan M.W. DiFazio                 Senior Vice President    None
One Financial Center
Boston, MA 02111


Robert Haeusler                    Senior Vice President    None
One Financial Center
Boston, MA 02111

Gregory R. McMahan                 Senior Vice President    None
One Financial Center
Boston, MA 02111

Francis J. McNamara, III           Senior Vice              Secretary
One Financial Center               President and
Boston, MA 02111                   Clerk

Joan D. Miller                     Senior Vice President    None
One Financial Center
Boston, MA 02111


Richard P. Samartin                Senior Vice President    None
One Financial Center
Boston, MA 02111


Darman A. Wing                     Senior Vice              Assistant
One Financial Center               President and            Secretary
Boston, MA 02111                   Assistant Clerk


Gordon Evans                       Vice President           None
One Financial Center
Boston, MA 02111

Linda Grasso                       Vice President           None
One Financial Center
Boston, MA  02111

Frederick H. Jamieson              Vice President and       None
One Financial Center               Assistant Treasurer
Boston, MA 02111

Item 30.  Location of Accounts and Records

Gerard P. Maus
State Street Research & Management Company
One Financial Center
Boston, MA 02111

Item 31.  Management Services

      Inapplicable.

Item 32.  Undertakings

      (a)   Inapplicable.

      (b)   Deleted.

      (c)   Deleted.

      (d)   Deleted.

      (e) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (f) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.


      (g) Deleted.

                                    NOTICE

      A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this Registration Statement and Amendment, shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the series of the Registrant, as provided in the Master Trust Agreement. Each series of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other series shall be responsible for the same.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 11th day of October, 1995.

                       STATE STREET RESEARCH CAPITAL TRUST


                             By: ____________________________*________________
                                 Ralph F. Verni
                                 Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   * Trustee, Chairman of the Board ---------------------------------- and Chief Executive Officer
Ralph F. Verni                      (principal executive officer)

                   * Treasurer (principal financial ---------------------------------- and accounting officer)
Gerard P. Maus


----------------------------------  Trustee
Edward M. Lamont


                   *                Trustee
----------------------------------
Robert A. Lawrence


                   *                Trustee
----------------------------------
Dean O. Morton


                   *                Trustee
----------------------------------
Thomas L. Phillips


----------------------------------  Trustee
Toby Rosenblatt


                   *                Trustee
----------------------------------
Michael S. Scott Morton

                   *                Trustee
----------------------------------
Jeptha H. Wade

*By: /s/ Francis J. McNamara, III
     Francis J. McNamara, III,
     Attorney-in-Fact under Powers of
     Attorney dated October 11, 1995,
     filed herein.

                                             1933 Act Registration No. 2-86271
                                                    1940 Act File No. 811-3838
------------------------------------------------------------------------------
------------------------------------------------------------------------------





                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                             --------------------


                                    FORM N-1A


                             REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933           |_|


                        Pre-Effective Amendment No. ___          |_|


                       Post-Effective Amendment No. 11           |X|


                                     and/or

                             REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940       |_|


                               Amendment No. 17                  |X|



                             --------------------


                       STATE STREET RESEARCH CAPITAL TRUST

      (Exact Name of Registrant as Specified in Articles of Organization)

                             --------------------



                                    EXHIBITS



------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                INDEX TO EXHIBITS


(1) First Amended and Restated Master Trust Agreement, Amendment No. 1 and Amendment No. 2

(5)(b) Restated Advisory Agreement with respect to State Street Research Small Capitalization Growth Fund and Letter Agreement relating to State Street Research Small Capitalization Value Fund

(6)(b)         Form of Selected Dealer Agreement


(6)(d) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Small Capitalization Value Fund

(8)(d) Letter Agreement with respect to the Custodian Contract relating to State Street Research Small Capitalization Value Fund

(11)           Consent of Coopers & Lybrand L.L.P.

(13)(b) Subscription and Investment Letters -- State Street Research Small Capitalization Value Fund

(14)(a) State Street Research IRA: Disclosure Statement, Forms Booklet and Transfer of Assets/Direct Rollover Form

(15)(c) Letter Agreement with respect to Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research Small Capitalization Value Fund

(17)           Multiple Class Expense Allocation Plan Adopted Pursuant to
               Rule 18f-3

(18)(a)        Powers of Attorney

(18)(b)        Certificate of Board Resolution Respecting Powers of Attorney

(27)           Financial Data Schedules